UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1.  Schedule of Investments

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 97.5%
Corporate Bonds 19.9%
Argentina 0.6%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$ 151,745
Brazil 1.3%
Petrobras Global Finance BV,
Gtd. Notes	5.299	01/27/25	125	124,919
Gtd. Notes	5.999	01/27/28	95	94,810
Gtd. Notes	6.250	03/17/24	15	15,784
Gtd. Notes	7.375	01/17/27	18	19,527
Gtd. Notes	8.750	05/23/26	87	101,942
				356,982
Chile 0.8%
Corp Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	206,402
China 1.5%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.875	03/14/25	240	247,254
Sinochem Overseas Capital Co. Ltd., Gtd. Notes	6.300	11/12/40	130	157,886
				405,140
India 0.7%
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27	200	187,235
Indonesia 3.2%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes	6.530	11/15/28	200	219,543
Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	219,544

Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875	10/01/24	200	201,750
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24	250	233,885
				874,722

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Kazakhstan 0.8%
KazMunayGas National Co. JSC, Sr. Unsec’d Notes	5.375%	04/24/30	200	$ 207,442
Malaysia 1.2%
Petroliam Nasional Bhd, Sr. Unsec’d. Notes	7.625	10/15/26	250	314,334
Mexico 4.9%
Mexichem SAB de CV, Gtd. Notes	5.500	01/15/48	200	180,000
Nemak Sab de CV, Sr. Unsec’d. Notes	4.750	01/23/25	200	193,000
Petroleos Mexicanos,
Gtd. Notes	4.875	01/18/24	140	132,300
Gtd. Notes	6.500	03/13/27	275	263,863
Gtd. Notes	6.500	01/23/29	65	61,246
Gtd. Notes	6.500	06/02/41	410	356,700
Gtd. Notes, MTN	6.875	08/04/26	140	138,817
				1,325,926
Russia 1.3%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, MTN	8.625	04/28/34	120	151,649
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942	11/21/23	205	207,347
				358,996
South Africa 1.6%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes	5.750	01/26/21	200	195,961
Sr. Unsec’d. Notes, MTN	6.750	08/06/23	250	245,547
				441,508
Trinidad & Tobago 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes	6.000	05/08/22	106	96,611

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Tunisia 0.6%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.625%	02/17/24	EUR	140	$ 148,533
Venezuela 1.0%
Petroleos de Venezuela SA,
Sr. Sec’d. Notes	8.500	10/27/20		205	192,085
Sr. Unsec’d. Notes(d)	5.375	04/12/27		205	51,455
Sr. Unsec’d. Notes(d)	6.000	05/16/24		45	11,070
Sr. Unsec’d. Notes(d)	6.000	11/15/26		65	14,300
					268,910
Total Corporate Bonds (cost $5,603,267)					5,344,486
Sovereign Bonds 77.6%
Angola 1.6%
Angolan Government International Bond,
Sr. Unsec’d. Notes	9.500	11/12/25		200	222,995
Sr. Unsec’d. Notes, 144A	9.375	05/08/48		200	210,844
					433,839
Argentina 4.6%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	2.260(cc)	12/31/38	EUR	70	47,713
Sr. Unsec’d. Notes	2.500(cc)	12/31/38		110	65,175
Sr. Unsec’d. Notes	4.625	01/11/23		40	34,300
Sr. Unsec’d. Notes	6.875	04/22/21		150	143,250
Sr. Unsec’d. Notes	6.875	01/11/48		30	22,950
Sr. Unsec’d. Notes	7.500	04/22/26		240	212,762
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	179	183,736
Sr. Unsec’d. Notes	8.280	12/31/33		210	185,702
Sr. Unsec’d. Notes	8.280	12/31/33		42	36,173
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	97,008
Sr. Unsec’d. Notes, 144A	9.125	03/16/24		245	222,462
					1,251,231

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Azerbaijan 1.0%
Republic of Azerbaijan International Bond, Sr. Unsec’d. Notes	4.750%	03/18/24	275	$ 279,240
Bahrain 1.5%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29	200	202,340
Sr. Unsec’d. Notes	7.000	01/26/26	200	211,448
				413,788
Belarus 0.8%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23	200	206,484
Brazil 3.8%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28	485	492,154
Brazilian Government International Bond,
Sr. Unsec’d. Notes	5.625	01/07/41	120	121,021
Sr. Unsec’d. Notes	7.125	01/20/37	120	141,000
Sr. Unsec’d. Notes	8.250	01/20/34	205	261,375
				1,015,550
Colombia 1.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	6.125	01/18/41	135	154,238
Sr. Unsec’d. Notes	7.375	09/18/37	275	349,937
				504,175
Congo (Republic) 0.2%
Congolese International Bond, Sr. Unsec’d. Notes	6.000(cc)	06/30/29	61	47,893
Costa Rica 1.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25	200	176,838
Sr. Unsec’d. Notes	7.158	03/12/45	200	180,750
				357,588

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Dominican Republic 3.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875%	04/18/24	305	$ 316,029
Sr. Unsec’d. Notes	7.450	04/30/44	340	369,750
Sr. Unsec’d. Notes	7.500	05/06/21	110	113,960
				799,739
Ecuador 3.3%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.750	06/02/23	200	198,140
Sr. Unsec’d. Notes	8.875	10/23/27	300	280,110
Sr. Unsec’d. Notes	10.500	03/24/20	200	208,140
Sr. Unsec’d. Notes	10.750	03/28/22	200	211,340
				897,730
Egypt 2.7%
Egypt Government International Bond,
Sr. Unsec’d. Notes, MTN	6.125	01/31/22	300	299,143
Sr. Unsec’d. Notes, MTN	7.500	01/31/27	200	198,000
Sr. Unsec’d. Notes, MTN	8.500	01/31/47	250	240,355
				737,498
El Salvador 1.9%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27	75	71,531
Sr. Unsec’d. Notes	7.375	12/01/19	135	136,350
Sr. Unsec’d. Notes	7.750	01/24/23	250	262,800
Sr. Unsec’d. Notes	8.250	04/10/32	45	47,189
				517,870
Gabon 0.7%
Gabon Government International Bond, Bonds	6.375	12/12/24	200	191,120
Ghana 0.9%
Ghana Government International Bond, Bank Gtd. Notes	10.750	10/14/30	200	235,100

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Greece 0.7%
Hellenic Republic Government Bond, Bonds	3.000%(cc)	02/24/37	EUR	200	$ 200,925
Honduras 0.8%
Honduras Government International Bond, Sr. Unsec’d. Notes	7.500	03/15/24		200	215,142
Hungary 1.0%
Hungary Government International Bond, Sr. Unsec’d. Notes	7.625	03/29/41		184	264,675
Indonesia 3.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	7.750	01/17/38		160	214,258
Sr. Unsec’d. Notes	8.500	10/12/35		150	208,711
Sr. Unsec’d. Notes, MTN	4.750	01/08/26		300	311,067
Sr. Unsec’d. Notes, MTN	6.750	01/15/44		100	125,413
					859,449
Iraq 1.6%
Iraq International Bond,
Sr. Unsec’d. Notes	6.752	03/09/23		200	199,392
Unsec’d. Notes	5.800	01/15/28		250	236,372
					435,764
Ivory Coast 1.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	6.375	03/03/28		200	191,256
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	100	102,002
					293,258
Jamaica 1.0%
Jamaica Government International Bond, Sr. Unsec’d. Notes	7.625	07/09/25		225	255,274
Jordan 0.7%
Jordan Government International Bond, Sr. Unsec’d. Notes	7.375	10/10/47		200	189,808

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Kazakhstan 0.9%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, MTN	6.500%	07/21/45	200	$ 249,444
Kenya 1.5%
Kenya Government International Bond,
Sr. Unsec’d. Notes	6.875	06/24/24	200	199,580
Sr. Unsec’d. Notes, 144A	7.250	02/28/28	200	195,144
				394,724
Lebanon 2.0%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23	102	88,316
Sr. Unsec’d. Notes	6.650	04/22/24	22	18,946
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22	65	56,507
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22	60	52,269
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28	5	4,098
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30	35	27,975
Sr. Unsec’d. Notes, MTN	6.400	05/26/23	150	129,525
Sr. Unsec’d. Notes, MTN	8.250	04/12/21	160	152,000
				529,636
Mexico 0.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110	94	92,120
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	92	100,740
				192,860
Mongolia 0.7%
Mongolia Government International Bond, Sr. Unsec’d. Notes, MTN	5.125	12/05/22	200	194,483
Nigeria 2.5%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	5.625	06/27/22	80	80,000
Sr. Unsec’d. Notes	7.625	11/21/25	200	207,512
Sr. Unsec’d. Notes, 144A	7.143	02/23/30	200	191,916
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	192,000
				671,428

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Oman 1.3%
Oman Government International Bond,
Sr. Unsec’d. Notes	6.500%	03/08/47	225	$ 188,658
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	170,412
				359,070
Pakistan 2.0%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24	500	531,975
Panama 1.6%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.700	01/26/36	220	278,522
Sr. Unsec’d. Notes	9.375	04/01/29	105	149,762
				428,284
Papua New Guinea 0.8%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	214,000
Peru 1.8%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.550	03/14/37	75	97,688
Sr. Unsec’d. Notes	8.750	11/21/33	265	399,487
				497,175
Philippines 1.5%
Philippine Government International Bond,
Sr. Unsec’d. Notes	6.375	10/23/34	100	128,910
Sr. Unsec’d. Notes	7.750	01/14/31	200	275,561
				404,471
Qatar 0.8%
Qatar Government International Bond, Sr. Unsec’d. Notes	5.103	04/23/48	200	214,556
Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48	56	55,160
Sr. Unsec’d. Notes, 144A	5.125	06/15/48	44	43,340

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.875%	10/29/35	EUR	7	$ 7,851
Sr. Unsec’d. Notes, MTN	6.125	01/22/44		98	109,074
					215,425
Russia 2.1%
Russian Foreign Bond,
Sr. Unsec’d. Notes	4.750	05/27/26		200	203,680
Sr. Unsec’d. Notes	5.625	04/04/42		200	213,816
Sr. Unsec’d. Notes	12.750	06/24/28		100	160,625
					578,121
Saudi Arabia 0.7%
Saudi Government International Bond, Sr. Unsec’d. Notes, MTN	5.000	04/17/49		200	198,144
Senegal 0.7%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	6.750	03/13/48		205	182,297
South Africa 2.4%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.875	04/14/26		200	197,816
Sr. Unsec’d. Notes	5.875	09/16/25		200	209,750
Sr. Unsec’d. Notes	6.250	03/08/41		230	237,288
					644,854
Sri Lanka 2.2%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	01/18/22		200	197,479
Sr. Unsec’d. Notes	5.875	07/25/22		200	196,731
Sr. Unsec’d. Notes	6.200	05/11/27		200	186,284
					580,494
Turkey 5.1%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	5.375	10/24/23		200	186,784

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250%	04/14/26	200	$ 176,181
Sr. Unsec’d. Notes	5.125	03/25/22	350	344,636
Sr. Unsec’d. Notes	6.875	03/17/36	230	225,773
Sr. Unsec’d. Notes	7.375	02/05/25	190	198,535
Sr. Unsec’d. Notes	7.625	04/26/29	200	209,993
Sr. Unsec’d. Notes	8.000	02/14/34	30	32,518
				1,374,420
Ukraine 4.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	7.750	09/01/21	310	304,476
Sr. Unsec’d. Notes	7.750	09/01/22	100	96,462
Sr. Unsec’d. Notes	7.750	09/01/23	305	290,589
Sr. Unsec’d. Notes	7.750	09/01/24	135	126,216
Sr. Unsec’d. Notes	7.750	09/01/25	115	105,562

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25	200	193,600
				1,116,905
Uruguay 1.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	5.100	06/18/50	60	61,650
Sr. Unsec’d. Notes	7.625	03/21/36	185	249,750
				311,400
Venezuela 0.2%
Venezuela Government International Bond, Sr. Unsec’d. Notes(d)	12.750	08/23/22	180	58,986
Zambia 0.6%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24	200	165,000
Total Sovereign Bonds (cost $22,082,826)				20,911,292

Total Long-Term Investments (cost $27,686,093)				26,255,778

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 1.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $438,635)(w)	438,635	438,635

TOTAL INVESTMENTS 99.1% (cost $28,124,728)		26,694,413
Other assets in excess of liabilities(z) 0.9%		243,676

Net Assets 100.0%		$26,938,089

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 02/11/19	BNP Paribas	ARS	1,398	$ 35,612	$ 37,063	$ 1,451	$ —
Expiring 02/11/19	Morgan Stanley & Co International PLC	ARS	913	23,506	24,208	702	—
Expiring 02/28/19	BNP Paribas	ARS	691	17,768	18,029	261	—
Australian Dollar,
Expiring 04/18/19	BNP Paribas	AUD	67	48,200	49,090	890	—
Expiring 04/18/19	Citibank, N.A.	AUD	67	47,950	48,996	1,046	—
Brazilian Real,
Expiring 02/04/19	Barclays Bank PLC	BRL	251	64,000	68,735	4,735	—
Expiring 02/04/19	Barclays Bank PLC	BRL	199	51,430	54,682	3,252	—
Expiring 02/04/19	Citibank, N.A.	BRL	263	68,407	72,036	3,629	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	157	40,500	43,014	2,514	—
Expiring 02/04/19	UBS AG	BRL	247	67,000	67,744	744	—
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	960	254,750	262,812	8,062	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	57	$ 42,700	$ 43,089	$ 389	$ —
Chilean Peso,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	29,686	44,602	45,269	667	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	CLP	56,866	85,000	86,718	1,718	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	CLP	53,750	82,199	81,966	—	(233)
Chinese Renminbi,
Expiring 04/25/19	BNP Paribas	CNH	814	121,462	121,423	—	(39)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	269,782	84,819	86,819	2,000	—
Expiring 02/20/19	JPMorgan Chase Bank, N.A.	COP	82,053	26,415	26,405	—	(10)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	1,125	49,854	50,084	230	—
Expiring 04/17/19	UBS AG	CZK	4,283	191,488	190,761	—	(727)
Expiring 04/17/19	UBS AG	CZK	4,283	191,691	190,761	—	(930)
Egyptian Pound,
Expiring 07/29/19	Citibank, N.A.	EGP	278	14,796	14,914	118	—
Euro,
Expiring 04/17/19	Citibank, N.A.	EUR	72	82,200	82,986	786	—
Hungarian Forint,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	16,012	58,431	58,337	—	(94)
Indian Rupee,
Expiring 03/20/19	Barclays Bank PLC	INR	3,328	47,100	46,552	—	(548)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	3,794	53,001	53,070	69	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	14,971	211,793	209,383	—	(2,410)
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	14,971	211,538	209,383	—	(2,155)
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	1,285,649	88,088	91,504	3,416	—
Expiring 03/20/19	Citibank, N.A.	IDR	224,828	15,500	16,002	502	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,063,050	75,000	75,661	661	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,007,490	71,000	71,706	706	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	749,335	$ 51,430	$ 53,333	$ 1,903	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	632,478	42,735	45,016	2,281	—
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	226	62,000	62,646	646	—
Expiring 04/25/19	UBS AG	ILS	74	20,565	20,540	—	(25)
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co International PLC	JPY	6,482	59,407	59,890	483	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	6,482	59,702	59,890	188	—
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	170	8,623	8,814	191	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,308	65,000	67,937	2,937	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	681	34,348	35,362	1,014	—
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	2,850	93,000	93,070	70	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	5,829	190,204	190,336	132	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	3,449	112,000	112,611	611	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	3,319	108,000	108,355	355	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	2,802	91,000	91,494	494	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	2,240	73,250	73,150	—	(100)
New Zealand Dollar,
Expiring 04/18/19	Barclays Bank PLC	NZD	15	10,351	10,315	—	(36)
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	227	67,000	68,154	1,154	—
Expiring 03/20/19	BNP Paribas	PEN	85	24,951	25,418	467	—
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	6,290	118,000	120,291	2,291	—
Expiring 03/20/19	Barclays Bank PLC	PHP	4,164	79,000	79,629	629	—
Expiring 03/20/19	Barclays Bank PLC	PHP	4,120	77,555	78,779	1,224	—
Expiring 03/20/19	Barclays Bank PLC	PHP	3,787	72,000	72,418	418	—
Expiring 03/20/19	Citibank, N.A.	PHP	3,098	58,221	59,236	1,015	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	3,997	$ 74,999	$ 76,436	$ 1,437	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	3,436	65,000	65,707	707	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	PHP	1,097	20,570	20,974	404	—
Polish Zloty,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	PLN	234	63,057	62,909	—	(148)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	7,287	108,354	110,775	2,421	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,919	74,000	74,777	777	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,798	70,809	72,932	2,123	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,756	71,000	72,304	1,304	—
Expiring 03/20/19	Barclays Bank PLC	RUB	3,559	53,522	54,104	582	—
Expiring 03/20/19	Barclays Bank PLC	RUB	3,530	53,305	53,669	364	—
Expiring 03/20/19	Barclays Bank PLC	RUB	3,527	52,693	53,613	920	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	3,531	51,698	53,680	1,982	—
Singapore Dollar,
Expiring 02/08/19	Deutsche Bank AG	SGD	96	70,000	71,582	1,582	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	99	73,000	73,293	293	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	95	69,000	70,369	1,369	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	90	66,000	66,930	930	—
South African Rand,
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	614	42,858	46,117	3,259	—
Expiring 03/08/19	UBS AG	ZAR	1,237	92,913	92,861	—	(52)
South Korean Won,
Expiring 03/20/19	Bank of America, N.A.	KRW	62,128	55,911	55,919	8	—
Swiss Franc,
Expiring 04/17/19	Barclays Bank PLC	CHF	13	12,832	12,806	—	(26)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	9,666	294,265	309,441	15,176	—
Expiring 02/08/19	Citibank, N.A.	THB	2,853	90,000	91,343	1,343	—
Expiring 02/08/19	Citibank, N.A.	THB	2,462	77,000	78,831	1,831	—
Expiring 02/08/19	Citibank, N.A.	THB	2,413	74,000	77,241	3,241	—
Expiring 02/08/19	Citibank, N.A.	THB	2,283	72,000	73,090	1,090	—
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	1,675	50,976	53,625	2,649	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	6,009	$ 190,980	$ 192,888	$ 1,908	$ —
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	2,233	71,083	71,682	599	—
Expiring 05/10/19	Morgan Stanley & Co International PLC	THB	2,033	65,000	65,270	270	—
Expiring 05/10/19	UBS AG	THB	3,053	97,000	97,990	990	—
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	193	35,564	36,604	1,040	—
Expiring 03/08/19	Barclays Bank PLC	TRY	188	34,304	35,636	1,332	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	1,322	234,634	250,937	16,303	—
				$6,774,469	$6,892,221	125,285	(7,533)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	61	$ 43,911	$ 44,558	$ —	$ (647)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	75	53,696	54,263	—	(567)
Brazilian Real,
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	960	255,220	263,267	—	(8,047)
Expiring 02/04/19	Morgan Stanley & Co International PLC	BRL	157	40,109	42,945	—	(2,836)
Expiring 03/06/19	Barclays Bank PLC	BRL	235	64,424	64,318	106	—
Canadian Dollar,
Expiring 04/18/19	JPMorgan Chase Bank, N.A.	CAD	14	10,727	10,722	5	—
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	74,526	109,936	113,648	—	(3,712)
Expiring 03/20/19	Citibank, N.A.	CLP	34,773	51,282	53,027	—	(1,745)
Expiring 03/20/19	Citibank, N.A.	CLP	29,131	42,811	44,423	—	(1,612)
Expiring 03/20/19	Goldman Sachs International	CLP	29,517	42,968	45,012	—	(2,044)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	29,514	43,911	45,007	—	(1,096)
Expiring 03/20/19	Morgan Stanley & Co International PLC	CLP	59,242	85,000	90,342	—	(5,342)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	48,844	$ 71,000	$ 74,484	$ —	$ (3,484)
Chinese Renminbi,
Expiring 04/25/19	Morgan Stanley & Co International PLC	CNH	2,503	367,827	373,186	—	(5,359)
Expiring 04/25/19	Morgan Stanley & Co International PLC	CNH	763	113,000	113,841	—	(841)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	112,332	35,537	36,150	—	(613)
Expiring 02/20/19	Citibank, N.A.	COP	326,425	100,000	105,047	—	(5,047)
Expiring 02/20/19	Citibank, N.A.	COP	165,502	50,159	53,260	—	(3,101)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	1,553	69,324	69,165	159	—
Expiring 04/17/19	UBS AG	CZK	1,597	71,000	71,113	—	(113)
Expiring 04/17/19	UBS AG	CZK	1,510	67,000	67,232	—	(232)
Expiring 04/17/19	UBS AG	CZK	1,470	65,000	65,464	—	(464)
Euro,
Expiring 04/17/19	Bank of America, N.A.	EUR	375	428,197	431,743	—	(3,546)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	72	82,247	83,229	—	(982)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	44	50,225	50,566	—	(341)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	39	44,421	44,987	—	(566)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	23	26,738	26,683	55	—
Hungarian Forint,
Expiring 04/17/19	Deutsche Bank AG	HUF	17,976	64,000	65,495	—	(1,495)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	32,976	118,114	120,145	—	(2,031)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	32,976	117,590	120,145	—	(2,555)
Indian Rupee,
Expiring 03/20/19	Citibank, N.A.	INR	5,539	78,000	77,467	533	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	6,655	93,213	93,085	128	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	4,814	67,000	67,329	—	(329)
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	624,786	42,735	44,468	—	(1,733)
Expiring 03/20/19	Citibank, N.A.	IDR	950,176	64,000	67,627	—	(3,627)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,307,992	$ 91,641	$ 93,094	$ —	$ (1,453)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,066,032	72,000	75,873	—	(3,873)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	974,490	66,000	69,358	—	(3,358)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	588,182	40,500	41,863	—	(1,363)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	526	143,762	145,541	—	(1,779)
Japanese Yen,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	JPY	3,253	30,069	30,056	13	—
Mexican Peso,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	996	48,128	51,693	—	(3,565)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	857	44,500	44,486	14	—
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	5,110	166,780	166,841	—	(61)
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	60	41,340	41,870	—	(530)
Peruvian Nuevo Sol,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	231	69,000	69,422	—	(422)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	4,769	91,000	91,203	—	(203)
Expiring 03/20/19	Barclays Bank PLC	PHP	4,438	84,933	84,871	62	—
Expiring 03/20/19	Barclays Bank PLC	PHP	2,828	53,305	54,076	—	(771)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,561	87,000	87,211	—	(211)
Polish Zloty,
Expiring 04/17/19	Goldman Sachs International	PLN	944	251,251	254,113	—	(2,862)
Russian Ruble,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	8,925	135,385	135,675	—	(290)
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	101	73,281	74,780	—	(1,499)
Expiring 02/08/19	Deutsche Bank AG	SGD	112	83,000	83,561	—	(561)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 02/08/19	HSBC Bank USA, N.A.	SGD	14	$ 10,554	$ 10,544	$ 10	$ —
Expiring 02/08/19	Morgan Stanley & Co International PLC	SGD	110	80,000	81,459	—	(1,459)
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	991	68,000	74,410	—	(6,410)
Expiring 03/08/19	Citibank, N.A.	ZAR	3,237	235,529	243,078	—	(7,549)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	598	42,735	44,924	—	(2,189)
Expiring 03/08/19	Morgan Stanley & Co International PLC	ZAR	853	62,000	64,096	—	(2,096)
South Korean Won,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	249,646	223,782	224,694	—	(912)
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	102	103,511	103,716	—	(205)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	6,009	190,471	192,379	—	(1,908)
Expiring 02/08/19	Citibank, N.A.	THB	3,804	116,000	121,782	—	(5,782)
Expiring 02/08/19	Citibank, N.A.	THB	2,488	76,000	79,634	—	(3,634)
Expiring 02/08/19	Citibank, N.A.	THB	2,331	71,000	74,630	—	(3,630)
Expiring 02/08/19	Citibank, N.A.	THB	2,254	69,000	72,159	—	(3,159)
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	2,233	70,919	71,493	—	(574)
Expiring 05/10/19	Citibank, N.A.	THB	3,878	124,341	124,462	—	(121)
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	99	17,455	18,849	—	(1,394)
Expiring 03/08/19	BNP Paribas	TRY	273	51,618	51,746	—	(128)
Expiring 03/08/19	Deutsche Bank AG	TRY	355	63,000	67,488	—	(4,488)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	143	25,377	27,127	—	(1,750)
				$6,504,489	$6,637,700	1,085	(134,296)
						$126,370	$(141,829)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/17/19	Buy	HUF	2,506	EUR	8	$ 66	$ —	Citibank, N.A.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2019 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
04/17/19	Buy	HUF	5,698	EUR	18	$148	$ —	Citibank, N.A.
04/17/19	Buy	HUF	11,392	EUR	36	295	—	Citibank, N.A.
04/17/19	Buy	CHF	52	EUR	46	—	(499)	Citibank, N.A.
04/17/19	Buy	CZK	1,131	EUR	44	—	(203)	JPMorgan Chase Bank, N.A.
						$509	$(702)
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds
Argentina	$ —	$ 151,745	$—
Brazil	—	356,982	—
Chile	—	206,402	—
China	—	405,140	—
India	—	187,235	—
Indonesia	—	874,722	—
Kazakhstan	—	207,442	—
Malaysia	—	314,334	—
Mexico	—	1,325,926	—
Russia	—	358,996	—
South Africa	—	441,508	—
Trinidad & Tobago	—	96,611	—
Tunisia	—	148,533	—
Venezuela	—	268,910	—
Sovereign Bonds
Angola	—	433,839	—
Argentina	—	1,251,231	—
Azerbaijan	—	279,240	—
Bahrain	—	413,788	—
Belarus	—	206,484	—
Brazil	—	1,015,550	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Colombia	$ —	$ 504,175	$—
Congo (Republic)	—	47,893	—
Costa Rica	—	357,588	—
Dominican Republic	—	799,739	—
Ecuador	—	897,730	—
Egypt	—	737,498	—
El Salvador	—	517,870	—
Gabon	—	191,120	—
Ghana	—	235,100	—
Greece	—	200,925	—
Honduras	—	215,142	—
Hungary	—	264,675	—
Indonesia	—	859,449	—
Iraq	—	435,764	—
Ivory Coast	—	293,258	—
Jamaica	—	255,274	—
Jordan	—	189,808	—
Kazakhstan	—	249,444	—
Kenya	—	394,724	—
Lebanon	—	529,636	—
Mexico	—	192,860	—
Mongolia	—	194,483	—
Nigeria	—	671,428	—
Oman	—	359,070	—
Pakistan	—	531,975	—
Panama	—	428,284	—
Papua New Guinea	—	214,000	—
Peru	—	497,175	—
Philippines	—	404,471	—
Qatar	—	214,556	—
Romania	—	215,425	—
Russia	—	578,121	—
Saudi Arabia	—	198,144	—
Senegal	—	182,297	—
South Africa	—	644,854	—
Sri Lanka	—	580,494	—
Turkey	—	1,374,420	—
Ukraine	—	1,116,905	—
Uruguay	—	311,400	—
Venezuela	—	58,986	—
Zambia	—	165,000	—

Affiliated Mutual Fund	438,635	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(15,459)	—
OTC Cross Currency Exchange Contracts	—	(193)	—
Total	$438,635	$26,240,126	$—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:
Sovereign Bonds	77.6%
Oil & Gas	10.9
Mining	2.4
Electric	1.6
Affiliated Mutual Fund	1.6
Chemicals	1.6
Banks	1.4
Transportation	0.7
Auto Parts & Equipment	0.7%
Real Estate	0.6
99.1
Other assets in excess of liabilities	0.9
100.0%

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 95.5%
Sovereign Bonds 90.2%
Angola 0.3%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		200	$ 222,995
Argentina 0.7%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.625	01/26/22		180	163,350
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	9.125	03/16/24		200	181,602
Sr. Unsec’d. Notes	9.950	06/09/21		140	136,711
					481,663
Bahrain 0.3%
Bahrain Government International Bond, Sr. Unsec’d. Notes	6.125	07/05/22		200	207,500
Brazil 11.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		435	441,416
Brazil Notas do Tesouro Nacionalie,
Notes, Series NTNF	10.000	01/01/21	BRL	4,800	1,382,322
Notes, Series NTNF	10.000	01/01/23	BRL	9,511	2,768,663
Notes, Series NTNF	10.000	01/01/25	BRL	6,936	2,025,685
Notes, Series NTNF	10.000	01/01/27	BRL	2,765	808,422

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	15,065
					7,441,573
Chile 3.1%
Bonos De La Tesoreria De La Republica En Pesos,
Bonds	4.500	03/01/26	CLP	620,000	965,011
Bonds	5.000	03/01/35	CLP	65,000	101,292
Bonds, Series 30YR	6.000	01/01/43	CLP	330,000	594,925
Unsec’d. Notes, 144A	4.000	03/01/23	CLP	250,000	375,389
					2,036,617

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Colombia 4.7%
Colombian TES,
Bonds, Series B	6.000%	04/28/28	COP	6,211,000	$ 1,911,602
Bonds, Series B	6.250	11/26/25	COP	500,000	160,286
Bonds, Series B	7.000	06/30/32	COP	800,000	257,228
Bonds, Series B	7.500	08/26/26	COP	500,000	171,174
Bonds, Series B	10.000	07/24/24	COP	1,500,000	567,718
					3,068,008
Czech Republic 4.2%
Czech Republic Government Bond,
Bonds, Series 089	2.400	09/17/25	CZK	17,840	828,665
Bonds, Series 095	1.000	06/26/26	CZK	8,540	360,160
Bonds, Series 097	0.450	10/25/23	CZK	32,680	1,375,218
Bonds, Series 104	0.750	02/23/21	CZK	3,840	167,022
					2,731,065
Ecuador 0.4%
Ecuador Government International Bond, Sr. Unsec’d. Notes	10.750	03/28/22		260	274,742
Egypt 0.3%
Egypt Government International Bond, Sr. Unsec’d. Notes, MTN	6.125	01/31/22		215	214,386
El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		125	131,400
Gabon 0.3%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	191,120
Greece 0.3%
Hellenic Republic Government Bond, Bonds	3.500	01/30/23	EUR	165	193,555
Hungary 3.6%
Hungary Government Bond,
Bonds, Series 22/A	7.000	06/24/22	HUF	154,840	663,109

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)
Hungary Government Bond, (cont’d.)
Bonds, Series 25/B	5.500%	06/24/25	HUF	276,280	$ 1,184,305
Bonds, Series 27/A	3.000	10/27/27	HUF	81,000	298,162
Bonds, Series 31/A	3.250	10/22/31	HUF	66,600	238,172
					2,383,748
Indonesia 9.1%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Series 53	8.250	07/15/21	IDR	3,500,000	253,936
Sr. Unsec’d. Notes, Series 56	8.375	09/15/26	IDR	14,591,000	1,050,580
Sr. Unsec’d. Notes, Series 59	7.000	05/15/27	IDR	7,765,000	514,888
Sr. Unsec’d. Notes, Series 61	7.000	05/15/22	IDR	3,000,000	210,180
Sr. Unsec’d. Notes, Series 63	5.625	05/15/23	IDR	2,250,000	148,188
Sr. Unsec’d. Notes, Series 65	6.625	05/15/33	IDR	8,100,000	491,015
Sr. Unsec’d. Notes, Series 68	8.375	03/15/34	IDR	17,600,000	1,245,746
Sr. Unsec’d. Notes, Series 70	8.375	03/15/24	IDR	7,910,000	574,604
Sr. Unsec’d. Notes, Series 71	9.000	03/15/29	IDR	7,310,000	547,648
Sr. Unsec’d. Notes, Series 72	8.250	05/15/36	IDR	10,260,000	719,246
Sr. Unsec’d. Notes, Series 73	8.750	05/15/31	IDR	2,705,000	197,942
					5,953,973
Iraq 0.4%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		280	279,149
Ivory Coast 0.4%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.375	07/23/24		250	238,225
Kenya 0.3%
Kenya Government International Bond, Sr. Unsec’d. Notes	6.875	06/24/24		200	199,580
Malaysia 6.2%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Series 0111	4.160	07/15/21	MYR	130	32,146
Sr. Unsec’d. Notes, Series 0116	3.800	08/17/23	MYR	2,000	487,103
Sr. Unsec’d. Notes, Series 0118	3.882	03/14/25	MYR	1,060	257,680
Sr. Unsec’d. Notes, Series 0217	4.059	09/30/24	MYR	335	82,226

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Malaysia (cont’d.)
Malaysia Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 0311	4.392%	04/15/26	MYR	285	$ 71,230
Sr. Unsec’d. Notes, Series 0313	3.480	03/15/23	MYR	1,100	265,162
Sr. Unsec’d. Notes, Series 0314	4.048	09/30/21	MYR	1,375	339,318
Sr. Unsec’d. Notes, Series 0315	3.659	10/15/20	MYR	520	127,250
Sr. Unsec’d. Notes, Series 0316	3.900	11/30/26	MYR	3,070	742,598
Sr. Unsec’d. Notes, Series 0411	4.232	06/30/31	MYR	1,770	428,722
Sr. Unsec’d. Notes, Series 0413	3.844	04/15/33	MYR	140	32,047
Sr. Unsec’d. Notes, Series 0417	3.899	11/16/27	MYR	1,370	329,653
Sr. Unsec’d. Notes, Series 0517	3.441	02/15/21	MYR	2,250	548,176

Malaysia Government Investment Issue, Sr. Unsec’d. Notes, Series 0416	3.226	04/15/20	MYR	1,400	340,669
					4,083,980
Mexico 7.5%
Mexican Bonos,
Bonds, Series M	6.500	06/09/22	MXN	1,125	55,869
Bonds, Series M	8.000	11/07/47	MXN	13,150	630,851
Bonds, Series M20	7.500	06/03/27	MXN	44,195	2,180,762
Bonds, Series M30	10.000	11/20/36	MXN	13,500	786,056
Sr. Unsec’d. Notes, Series M	8.000	12/07/23	MXN	9,097	471,585
Sr. Unsec’d. Notes, Series M20	8.500	05/31/29	MXN	15,500	809,382
					4,934,505
Nigeria 0.4%
Nigeria Government International Bond, Sr. Unsec’d. Notes	5.625	06/27/22		230	230,000
Pakistan 0.6%
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	392,080
Peru 2.8%
Peru Government Bond,
Bonds	6.950	08/12/31	PEN	190	62,073
Sr. Unsec’d. Notes, 144A	6.150	08/12/32	PEN	285	86,806
Peruvian Government International Bond,
Sr. Unsec’d. Notes	5.200	09/12/23	PEN	1,044	320,701
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	400	129,042

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peruvian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.950%	08/12/31	PEN	3,600	$ 1,176,123
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	260	91,904
					1,866,649
Philippines 0.1%
Philippine Government Bond, Sr. Unsec’d. Notes, Series 1060	3.625	09/09/25	PHP	5,600	91,729
Poland 4.8%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	235	63,251
Bonds, Series 0725	3.250	07/25/25	PLN	4,640	1,310,254
Bonds, Series 0726	2.500	07/25/26	PLN	6,610	1,764,620
					3,138,125
Romania 2.0%
Romania Government Bond,
Bonds, Series 10YR	5.850	04/26/23	RON	960	242,861
Bonds, Series 15YR	5.800	07/26/27	RON	700	180,187
Bonds, Series 5Y	4.250	06/28/23	RON	2,970	708,938
Bonds, Series 7Y	3.250	04/29/24	RON	750	169,609
					1,301,595
Russia 4.8%
Russian Federal Bond - OFZ,
Bonds, Series 6218	8.500	09/17/31	RUB	48,250	763,209
Bonds, Series 6219	7.750	09/16/26	RUB	41,600	630,027
Bonds, Series 6221	7.700	03/23/33	RUB	48,700	722,640
Bonds, Series 6222	7.100	10/16/24	RUB	42,250	623,383
Bonds, Series 6223	6.500	02/28/24	RUB	27,500	396,703
					3,135,962
Singapore 1.0%
Singapore Government Bond, Sr. Unsec’d. Notes	2.750	07/01/23	SGD	853	654,019

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
South Africa 9.1%
Republic of South Africa Government Bond,
Bonds, Series 2023	7.750%	02/28/23	ZAR	4,100	$ 309,129
Bonds, Series 2032	8.250	03/31/32	ZAR	19,140	1,322,296
Bonds, Series 2040	9.000	01/31/40	ZAR	20,850	1,485,984
Bonds, Series 2044	8.750	01/31/44	ZAR	6,715	463,552
Bonds, Series 2048	8.750	02/28/48	ZAR	11,045	763,189
Bonds, Series R186	10.500	12/21/26	ZAR	19,208	1,601,356
Bonds, Series R213	7.000	02/28/31	ZAR	1,000	63,413
					6,008,919
Sri Lanka 0.3%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	6.250	07/27/21		200	200,967
Thailand 5.2%
Thailand Government Bond,
Sr. Unsec’d. Notes	2.125	12/17/26	THB	19,520	614,377
Sr. Unsec’d. Notes	2.875	12/17/28	THB	10,000	333,100
Sr. Unsec’d. Notes	2.875	06/17/46	THB	3,150	94,674
Sr. Unsec’d. Notes	3.400	06/17/36	THB	44,850	1,511,083
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	290,970
Sr. Unsec’d. Notes	3.775	06/25/32	THB	600	21,290
Sr. Unsec’d. Notes	4.875	06/22/29	THB	15,170	587,511
					3,453,005
Turkey 4.8%
Turkey Government Bond,
Bonds	7.100	03/08/23	TRY	4,415	651,099
Bonds	8.800	09/27/23	TRY	5,780	892,733
Bonds	10.600	02/11/26	TRY	945	155,651
Bonds	10.700	02/17/21	TRY	3,180	549,321
Bonds	11.000	02/24/27	TRY	4,000	665,809

Turkey Government International Bond, Sr. Unsec’d. Notes	5.625	03/30/21	TRY	250	252,500
					3,167,113
Ukraine 0.5%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750	09/01/22		325	313,502

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875%	06/20/22	UYU	3,260	$ 100,491
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	50,402
					150,893
Total Sovereign Bonds (cost $60,380,950)					59,372,342
Corporate Bonds 5.3%
Brazil 0.5%
Petrobras Global Finance BV, Gtd. Notes	6.250	03/17/24		285	299,891
Indonesia 0.6%
Indonesia Asahan Aluminium Persero PT, Sr. Unsec’d. Notes, 144A	5.230	11/15/21		200	206,525
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		225	210,497
					417,022
Jamaica 0.3%
Digicel Ltd., Gtd. Notes	6.750	03/01/23		235	192,042
Mexico 1.8%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	671,654
Petroleos Mexicanos,
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	200,002
Gtd. Notes, MTN	6.875	08/04/26		315	312,338
					1,183,994
Russia 0.3%
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942	11/21/23		200	202,290

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
South Africa 0.3%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750%	01/26/21		235	$ 230,254
Supranational Bank 1.5%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	27.500	10/02/19	TRY	2,300	455,882
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	7,500,000	508,910
					964,792
Total Corporate Bonds (cost $3,858,175)					3,490,285

Total Long-Term Investments (cost $64,239,125)					62,862,627

	Shares
Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,293,163)(w)	1,293,163	1,293,163

TOTAL INVESTMENTS 97.5% (cost $65,532,288)		64,155,790
Other assets in excess of liabilities(z) 2.5%		1,654,107

Net Assets 100.0%		$ 65,809,897

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 02/11/19	BNP Paribas	ARS	7,059	$ 179,844	$ 187,209	$ 7,365	$ —
Expiring 02/11/19	Morgan Stanley & Co International PLC	ARS	4,611	118,709	122,279	3,570	—
Expiring 02/15/19	BNP Paribas	ARS	2,302	59,816	60,808	992	—
Expiring 02/28/19	BNP Paribas	ARS	2,492	64,057	65,002	945	—
Expiring 11/29/19	Citibank, N.A.	ARS	11,168	212,731	230,545	17,814	—
Expiring 11/29/19	Citibank, N.A.	ARS	3,740	71,575	77,199	5,624	—
Australian Dollar,
Expiring 04/18/19	BNP Paribas	AUD	243	173,900	177,113	3,213	—
Expiring 04/18/19	Citibank, N.A.	AUD	243	172,950	176,723	3,773	—
Brazilian Real,
Expiring 02/04/19	Barclays Bank PLC	BRL	698	180,030	191,414	11,384	—
Expiring 02/04/19	Barclays Bank PLC	BRL	525	134,000	143,915	9,915	—
Expiring 02/04/19	Barclays Bank PLC	BRL	142	38,081	38,830	749	—
Expiring 02/04/19	BNP Paribas	BRL	1,138	305,115	312,059	6,944	—
Expiring 02/04/19	Citibank, N.A.	BRL	932	242,624	255,495	12,871	—
Expiring 02/04/19	Citibank, N.A.	BRL	624	167,000	171,039	4,039	—
Expiring 02/04/19	Citibank, N.A.	BRL	278	73,882	76,272	2,390	—
Expiring 02/04/19	Goldman Sachs International	BRL	509	138,000	139,646	1,646	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	1,329	342,209	364,209	22,000	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	473	122,000	129,773	7,773	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	327	84,300	89,532	5,232	—
Expiring 02/25/19	Citibank, N.A.	BRL	857	253,700	234,661	—	(19,039)
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	1,747	463,413	478,080	14,667	—
Canadian Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	196	148,400	149,751	1,351	—
Chilean Peso,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	107,167	161,015	163,424	2,409	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	57,610	85,000	87,852	2,852	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	CLP	114,401	171,000	174,455	3,455	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	CLP	91,941	137,000	140,205	3,205	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co International PLC	CLP	65,390	$ 100,000	$ 99,716	$ —	$ (284)
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	975	145,000	145,394	394	—
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	945,206	297,171	304,177	7,006	—
Expiring 02/20/19	JPMorgan Chase Bank, N.A.	COP	160,659	49,255	51,702	2,447	—
Expiring 02/20/19	Morgan Stanley & Co International PLC	COP	155,916	49,498	50,175	677	—
Expiring 02/20/19	The Toronto-Dominion Bank	COP	4,717,741	1,479,704	1,518,216	38,512	—
Czech Koruna,
Expiring 04/17/19	Citibank, N.A.	CZK	2,887	128,930	128,586	—	(344)
Expiring 04/17/19	UBS AG	CZK	19,696	880,585	877,243	—	(3,342)
Expiring 04/17/19	UBS AG	CZK	19,696	881,519	877,242	—	(4,277)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	4,091	217,790	220,495	2,705	—
Expiring 07/15/19	Citibank, N.A.	EGP	1,857	98,858	100,054	1,196	—
Expiring 07/29/19	Citibank, N.A.	EGP	1,003	53,416	53,841	425	—
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	50	59,230	57,343	—	(1,887)
Expiring 04/17/19	Barclays Bank PLC	EUR	1,107	1,264,946	1,275,821	10,875	—
Expiring 04/17/19	Citibank, N.A.	EUR	302	344,400	347,695	3,295	—
Hungarian Forint,
Expiring 04/17/19	Goldman Sachs International	HUF	49,067	175,295	178,773	3,478	—
Indian Rupee,
Expiring 03/20/19	Barclays Bank PLC	INR	13,321	188,500	186,306	—	(2,194)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	13,697	191,321	191,569	248	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	47,255	668,535	660,930	—	(7,605)
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	47,255	667,732	660,930	—	(6,802)
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	5,666,987	383,682	403,336	19,654	—
Expiring 03/20/19	Barclays Bank PLC	IDR	655,411	45,996	46,648	652	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	4,504,820	318,137	320,622	2,485	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	3,257,720	$ 230,000	$ 231,862	$ 1,862	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	2,454,870	173,000	174,720	1,720	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	2,237,109	151,156	159,222	8,066	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	2,055,230	145,000	146,277	1,277	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	781,002	53,655	55,586	1,931	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	715,281	49,255	50,909	1,654	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	320,977	22,030	22,845	815	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	IDR	1,787,310	126,000	127,208	1,208	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	IDR	1,090,018	76,843	77,580	737	—
Expiring 03/20/19	UBS AG	IDR	2,020,449	144,752	143,801	—	(951)
Israeli Shekel,
Expiring 04/25/19	Bank of America, N.A.	ILS	537	147,000	148,439	1,439	—
Expiring 04/25/19	UBS AG	ILS	556	153,999	153,816	—	(183)
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co International PLC	JPY	23,739	217,554	219,322	1,768	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	23,739	218,632	219,322	690	—
Malaysian Ringgit,
Expiring 03/05/19	Barclays Bank PLC	MYR	918	224,826	223,919	—	(907)
Expiring 03/05/19	Barclays Bank PLC	MYR	527	125,985	128,689	2,704	—
Expiring 03/05/19	Barclays Bank PLC	MYR	304	74,407	74,263	—	(144)
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	4,777	250,114	248,030	—	(2,084)
Expiring 03/20/19	Citibank, N.A.	MXN	2,054	103,700	106,678	2,978	—
Expiring 03/20/19	Citibank, N.A.	MXN	855	43,098	44,421	1,323	—
Expiring 03/20/19	Citibank, N.A.	MXN	608	30,877	31,560	683	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	8,271	401,681	429,456	27,775	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	2,441	123,137	126,772	3,635	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,480	$ 76,742	$ 76,851	$ 109	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,353	65,430	70,276	4,846	—
Expiring 03/20/19	UBS AG	MXN	4,399	225,000	228,409	3,409	—
Expiring 03/20/19	UBS AG	MXN	3,954	191,740	205,288	13,548	—
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	6,007	196,000	196,149	149	—
Expiring 03/20/19	HSBC Bank USA, N.A.	TWD	4,556	148,000	148,755	755	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	15,417	503,030	503,379	349	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	6,229	202,000	203,400	1,400	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	4,139	135,000	135,146	146	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	8,552	279,629	279,248	—	(381)
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	6,555	213,000	214,028	1,028	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	6,251	203,000	204,109	1,109	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	5,715	186,000	186,612	612	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	5,626	182,999	183,697	698	—
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	5,546	180,000	181,095	1,095	—
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	480	143,000	144,068	1,068	—
Expiring 03/20/19	Barclays Bank PLC	PEN	145	43,350	43,487	137	—
Expiring 03/20/19	BNP Paribas	PEN	590	173,817	177,072	3,255	—
Expiring 03/20/19	Citibank, N.A.	PEN	170	51,039	51,014	—	(25)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	435	128,632	130,558	1,926	—
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	16,427	309,240	314,123	4,883	—
Expiring 03/20/19	Barclays Bank PLC	PHP	11,141	209,000	213,057	4,057	—
Expiring 03/20/19	Barclays Bank PLC	PHP	10,159	190,000	194,268	4,268	—
Expiring 03/20/19	Barclays Bank PLC	PHP	9,119	173,000	174,378	1,378	—
Expiring 03/20/19	Barclays Bank PLC	PHP	6,312	120,000	120,697	697	—
Expiring 03/20/19	Barclays Bank PLC	PHP	5,089	96,000	97,316	1,316	—
Expiring 03/20/19	Barclays Bank PLC	PHP	1,835	34,708	35,084	376	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/20/19	Citibank, N.A.	PHP	12,352	$ 232,151	$ 236,198	$ 4,047	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	11,894	225,000	227,449	2,449	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	10,895	206,000	208,350	2,350	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	10,257	192,000	196,137	4,137	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	7,792	148,000	149,009	1,009	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	7,142	134,000	136,567	2,567	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	5,553	105,000	106,194	1,194	—
Polish Zloty,
Expiring 04/17/19	Citibank, N.A.	PLN	533	143,845	143,511	—	(334)
Expiring 04/17/19	Goldman Sachs International	PLN	6,685	1,779,953	1,799,987	20,034	—
Romanian Leu,
Expiring 04/17/19	Citibank, N.A.	RON	935	228,630	225,574	—	(3,056)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	74,077	1,101,481	1,126,096	24,615	—
Expiring 03/20/19	Barclays Bank PLC	RUB	54,444	803,548	827,643	24,095	—
Expiring 03/20/19	Barclays Bank PLC	RUB	12,862	192,161	195,518	3,357	—
Expiring 03/20/19	Barclays Bank PLC	RUB	12,849	193,218	195,321	2,103	—
Expiring 03/20/19	Barclays Bank PLC	RUB	12,728	192,171	193,483	1,312	—
Expiring 03/20/19	Barclays Bank PLC	RUB	11,256	169,000	171,116	2,116	—
Expiring 03/20/19	Barclays Bank PLC	RUB	9,126	135,000	138,735	3,735	—
Expiring 03/20/19	Barclays Bank PLC	RUB	6,634	98,000	100,841	2,841	—
Expiring 03/20/19	Barclays Bank PLC	RUB	6,498	97,000	98,782	1,782	—
Expiring 03/20/19	Barclays Bank PLC	RUB	6,448	97,000	98,019	1,019	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,810	86,000	88,317	2,317	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,709	86,000	86,782	782	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,879	72,262	74,164	1,902	—
Expiring 03/20/19	Barclays Bank PLC	RUB	2,993	43,098	45,498	2,400	—
Expiring 03/20/19	Barclays Bank PLC	RUB	2,678	40,206	40,709	503	—
Expiring 03/20/19	Citibank, N.A.	RUB	4,618	68,700	70,201	1,501	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	12,644	185,108	192,206	7,098	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	4,832	69,108	73,452	4,344	—
Singapore Dollar,
Expiring 02/08/19	Citibank, N.A.	SGD	430	317,089	319,174	2,085	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 02/08/19	Citibank, N.A.	SGD	426	$ 314,722	$ 316,791	$ 2,069	$ —
Expiring 02/08/19	Deutsche Bank AG	SGD	146	106,000	108,395	2,395	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	212	157,000	157,711	711	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	194	141,000	143,999	2,999	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	193	141,000	143,670	2,670	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	185	137,000	137,549	549	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	152	111,000	112,564	1,564	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	140	102,000	104,023	2,023	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	133	99,000	98,887	—	(113)
Expiring 02/08/19	Morgan Stanley & Co International PLC	SGD	164	120,000	121,687	1,687	—
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	1,264	87,000	94,893	7,893	—
Expiring 03/08/19	Citibank, N.A.	ZAR	1,158	80,039	86,990	6,951	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	2,150	150,025	161,433	11,408	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	797	57,224	59,889	2,665	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	523	36,116	39,311	3,195	—
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	98,081	2,985,891	3,139,881	153,990	—
Expiring 02/08/19	Citibank, N.A.	THB	16,997	519,435	544,128	24,693	—
Expiring 02/08/19	Citibank, N.A.	THB	8,118	256,000	259,876	3,876	—
Expiring 02/08/19	Citibank, N.A.	THB	6,867	217,000	219,827	2,827	—
Expiring 02/08/19	Citibank, N.A.	THB	5,752	175,000	184,126	9,126	—
Expiring 02/08/19	Citibank, N.A.	THB	5,474	172,000	175,232	3,232	—
Expiring 02/08/19	Citibank, N.A.	THB	5,233	162,000	167,539	5,539	—
Expiring 02/08/19	Citibank, N.A.	THB	4,914	155,000	157,312	2,312	—
Expiring 02/08/19	Citibank, N.A.	THB	3,921	119,000	125,512	6,512	—
Expiring 02/08/19	Citibank, N.A.	THB	3,556	109,000	113,835	4,835	—
Expiring 02/08/19	Citibank, N.A.	THB	3,486	109,000	111,593	2,593	—
Expiring 02/08/19	Citibank, N.A.	THB	2,704	84,000	86,561	2,561	—
Expiring 02/08/19	Citibank, N.A.	THB	2,577	80,039	82,504	2,465	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/08/19	Citibank, N.A.	THB	1,787	$ 55,989	$ 57,193	$ 1,204	$ —
Expiring 02/08/19	Citibank, N.A.	THB	1,289	40,634	41,249	615	—
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	1,555	48,268	49,783	1,515	—
Expiring 05/10/19	Citibank, N.A.	THB	60,592	1,925,629	1,944,873	19,244	—
Expiring 05/10/19	Citibank, N.A.	THB	6,206	199,000	199,194	194	—
Expiring 05/10/19	Citibank, N.A.	THB	1,445	46,335	46,380	45	—
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	22,518	716,731	722,766	6,035	—
Expiring 05/10/19	Morgan Stanley & Co International PLC	THB	7,383	236,000	236,982	982	—
Expiring 05/10/19	UBS AG	THB	4,091	129,999	131,327	1,328	—
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	700	129,060	132,841	3,781	—
Expiring 03/08/19	Barclays Bank PLC	TRY	660	120,680	125,370	4,690	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	5,667	1,006,046	1,075,996	69,950	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	204	36,076	38,680	2,604	—
Expiring 03/08/19	UBS AG	TRY	314	55,412	59,691	4,279	—
				$40,104,987	$40,933,641	882,606	(53,952)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	223	$ 160,134	$ 162,494	$ —	$ (2,360)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	264	189,920	191,926	—	(2,006)
Brazilian Real,
Expiring 02/04/19	Goldman Sachs International	BRL	4,689	1,199,605	1,285,242	—	(85,637)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	1,747	464,269	478,907	—	(14,638)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	540	142,000	148,034	—	(6,034)
Expiring 02/25/19	Citibank, N.A.	BRL	233	59,294	63,800	—	(4,506)
Expiring 03/06/19	Citibank, N.A.	BRL	437	119,612	119,455	157	—
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	253,729	377,130	386,925	—	(9,795)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/20/19	Citibank, N.A.	CLP	122,994	$ 181,388	$ 187,559	$ —	$ (6,171)
Expiring 03/20/19	Citibank, N.A.	CLP	102,672	150,887	156,570	—	(5,683)
Expiring 03/20/19	Goldman Sachs International	CLP	107,307	159,470	163,638	—	(4,168)
Expiring 03/20/19	Goldman Sachs International	CLP	102,904	149,798	156,923	—	(7,125)
Expiring 03/20/19	Goldman Sachs International	CLP	67,821	98,865	103,424	—	(4,559)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	107,631	160,134	164,132	—	(3,998)
Expiring 03/20/19	Morgan Stanley & Co International PLC	CLP	151,939	218,000	231,700	—	(13,700)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	76,361	111,000	116,447	—	(5,447)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	72,822	106,000	111,050	—	(5,050)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	59,412	86,000	90,601	—	(4,601)
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	1,897	279,000	282,824	—	(3,824)
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	694	102,000	103,418	—	(1,418)
Expiring 04/25/19	Morgan Stanley & Co International PLC	CNH	7,678	1,128,443	1,144,885	—	(16,442)
Expiring 04/25/19	Morgan Stanley & Co International PLC	CNH	1,419	210,000	211,563	—	(1,563)
Colombian Peso,
Expiring 02/20/19	Barclays Bank PLC	COP	415,428	130,000	133,689	—	(3,689)
Expiring 02/20/19	BNP Paribas	COP	326,633	104,000	105,114	—	(1,114)
Expiring 02/20/19	BNP Paribas	COP	189,660	60,000	61,035	—	(1,035)
Expiring 02/20/19	Citibank, N.A.	COP	594,094	182,000	191,185	—	(9,185)
Expiring 02/20/19	Citibank, N.A.	COP	587,604	178,086	189,097	—	(11,011)
Expiring 02/20/19	Citibank, N.A.	COP	499,249	157,120	160,663	—	(3,543)
Expiring 02/20/19	Citibank, N.A.	COP	99,311	30,963	31,960	—	(997)
Expiring 02/20/19	JPMorgan Chase Bank, N.A.	COP	304,549	93,736	98,007	—	(4,271)
Czech Koruna,
Expiring 04/17/19	Citibank, N.A.	CZK	2,860	127,000	127,360	—	(360)
Expiring 04/17/19	UBS AG	CZK	5,633	250,000	250,864	—	(864)
Expiring 04/17/19	UBS AG	CZK	2,924	130,000	130,207	—	(207)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/17/19	UBS AG	CZK	2,902	$ 129,000	$ 129,229	$ —	$ (229)
Expiring 04/17/19	UBS AG	CZK	2,397	106,000	106,756	—	(756)
Expiring 04/17/19	UBS AG	CZK	2,029	90,000	90,363	—	(363)
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	200	253,730	229,371	24,359	—
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	303	344,597	348,714	—	(4,117)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	141	160,142	162,184	—	(2,042)
Hungarian Forint,
Expiring 04/17/19	Deutsche Bank AG	HUF	42,901	153,000	156,307	—	(3,307)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	161,472	578,369	588,313	—	(9,944)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	161,472	575,801	588,313	—	(12,512)
Expiring 04/17/19	UBS AG	HUF	28,689	103,000	104,525	—	(1,525)
Indian Rupee,
Expiring 03/20/19	Citibank, N.A.	INR	8,095	114,000	113,221	779	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	11,353	159,000	158,781	219	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	8,694	121,000	121,595	—	(595)
Expiring 03/20/19	Morgan Stanley & Co International PLC	INR	8,356	117,000	116,872	128	—
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	6,962,786	477,067	495,563	—	(18,496)
Expiring 03/20/19	Barclays Bank PLC	IDR	2,209,901	151,156	157,285	—	(6,129)
Expiring 03/20/19	Citibank, N.A.	IDR	7,246,124	509,000	515,728	—	(6,728)
Expiring 03/20/19	Citibank, N.A.	IDR	4,457,406	313,064	317,247	—	(4,183)
Expiring 03/20/19	Citibank, N.A.	IDR	2,063,664	139,000	146,877	—	(7,877)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	4,901,791	343,431	348,875	—	(5,444)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	3,105,114	209,720	221,000	—	(11,280)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,791,360	128,000	127,497	503	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,224,289	84,300	87,136	—	(2,836)
Expiring 03/20/19	UBS AG	IDR	1,474,200	100,000	104,923	—	(4,923)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	1,794	490,312	496,381	—	(6,069)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit,
Expiring 03/05/19	Barclays Bank PLC	MYR	2,665	$ 636,304	$ 650,195	$ —	$ (13,891)
Expiring 03/05/19	Barclays Bank PLC	MYR	555	132,500	135,506	—	(3,006)
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	1,104	57,629	57,322	307	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	6,822	342,262	354,233	—	(11,971)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	2,826	146,800	146,755	45	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	726	36,092	37,704	—	(1,612)
Expiring 03/20/19	Morgan Stanley & Co International PLC	MXN	1,466	71,800	76,120	—	(4,320)
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co International PLC	TWD	5,040	164,000	164,561	—	(561)
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	220	150,482	152,411	—	(1,929)
Peruvian Nuevo Sol,
Expiring 03/20/19	BNP Paribas	PEN	315	94,000	94,392	—	(392)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	437	130,000	131,170	—	(1,170)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	10,901	208,000	208,464	—	(464)
Expiring 03/20/19	Barclays Bank PLC	PHP	10,660	204,000	203,851	149	—
Expiring 03/20/19	Barclays Bank PLC	PHP	10,195	192,171	194,952	—	(2,781)
Expiring 03/20/19	Barclays Bank PLC	PHP	9,102	174,000	174,055	—	(55)
Expiring 03/20/19	Barclays Bank PLC	PHP	6,248	119,000	119,470	—	(470)
Expiring 03/20/19	Barclays Bank PLC	PHP	5,544	105,000	106,017	—	(1,017)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	9,617	180,030	183,909	—	(3,879)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	7,601	145,000	145,351	—	(351)
Polish Zloty,
Expiring 04/17/19	Citibank, N.A.	PLN	240	63,704	64,619	—	(915)
Expiring 04/17/19	Deutsche Bank AG	PLN	599	159,000	161,185	—	(2,185)
Romanian Leu,
Expiring 04/17/19	Citibank, N.A.	RON	641	154,925	154,672	253	—
Russian Ruble,
Expiring 03/20/19	Citibank, N.A.	RUB	8,465	125,098	128,678	—	(3,580)
Expiring 03/20/19	UBS AG	RUB	3,182	48,253	48,365	—	(112)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	2,056	$ 1,497,150	$ 1,527,766	$ —	$ (30,616)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	294	216,000	218,166	—	(2,166)
Expiring 02/08/19	Morgan Stanley & Co International PLC	SGD	226	165,000	168,009	—	(3,009)
Expiring 02/08/19	Morgan Stanley & Co International PLC	SGD	153	112,000	113,834	—	(1,834)
Expiring 02/08/19	UBS AG	SGD	148	109,000	109,923	—	(923)
South African Rand,
Expiring 03/08/19	Barclays Bank PLC	ZAR	2,682	190,891	201,381	—	(10,490)
Expiring 03/08/19	Citibank, N.A.	ZAR	2,154	156,751	161,775	—	(5,024)
Expiring 03/08/19	Citibank, N.A.	ZAR	1,795	134,735	134,770	—	(35)
Expiring 03/08/19	Citibank, N.A.	ZAR	1,380	100,000	103,662	—	(3,662)
Expiring 03/08/19	Goldman Sachs International	ZAR	1,906	134,000	143,132	—	(9,132)
Expiring 03/08/19	HSBC Bank USA, N.A.	ZAR	1,774	127,380	133,250	—	(5,870)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	8,315	584,241	624,439	—	(40,198)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	2,116	151,156	158,899	—	(7,743)
Expiring 03/08/19	Morgan Stanley & Co International PLC	ZAR	2,230	162,000	167,476	—	(5,476)
Expiring 03/08/19	Morgan Stanley & Co International PLC	ZAR	1,403	98,000	105,383	—	(7,383)
Expiring 03/08/19	UBS AG	ZAR	1,882	137,513	141,350	—	(3,837)
South Korean Won,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	799,040	716,255	719,176	—	(2,921)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	182,938	163,000	164,655	—	(1,655)
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	367	371,354	372,090	—	(736)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	60,592	1,920,502	1,939,744	—	(19,242)
Expiring 02/08/19	Citibank, N.A.	THB	12,634	386,000	404,455	—	(18,455)
Expiring 02/08/19	Citibank, N.A.	THB	10,226	312,716	327,362	—	(14,646)
Expiring 02/08/19	Citibank, N.A.	THB	8,101	248,000	259,353	—	(11,353)
Expiring 02/08/19	Citibank, N.A.	THB	6,901	211,000	220,929	—	(9,929)
Expiring 02/08/19	Citibank, N.A.	THB	6,428	196,000	205,769	—	(9,769)
Expiring 02/08/19	Citibank, N.A.	THB	6,131	186,000	196,271	—	(10,271)
Expiring 02/08/19	Citibank, N.A.	THB	5,936	181,000	190,045	—	(9,045)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/08/19	Citibank, N.A.	THB	3,725	$ 113,000	$ 119,255	$ —	$ (6,255)
Expiring 02/08/19	Citibank, N.A.	THB	2,834	87,656	90,717	—	(3,061)
Expiring 02/08/19	Citibank, N.A.	THB	2,472	75,174	79,126	—	(3,952)
Expiring 02/08/19	Citibank, N.A.	THB	1,293	39,436	41,405	—	(1,969)
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	22,518	715,069	720,860	—	(5,791)
Turkish Lira,
Expiring 03/08/19	Bank of America, N.A.	TRY	673	125,013	127,849	—	(2,836)
Expiring 03/08/19	Barclays Bank PLC	TRY	357	62,849	67,871	—	(5,022)
Expiring 03/08/19	BNP Paribas	TRY	853	154,763	162,002	—	(7,239)
Expiring 03/08/19	Citibank, N.A.	TRY	1,165	220,569	221,127	—	(558)
Expiring 03/08/19	Citibank, N.A.	TRY	506	89,000	96,109	—	(7,109)
Expiring 03/08/19	Goldman Sachs International	TRY	548	98,000	104,122	—	(6,122)
Expiring 03/08/19	HSBC Bank USA, N.A.	TRY	1,467	262,669	278,601	—	(15,932)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	841	149,350	159,658	—	(10,308)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	87	15,700	16,490	—	(790)
				$28,261,485	$28,965,967	26,899	(731,381)
						$909,505	$(785,333)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/17/19	Buy	HUF	9,754	EUR	31	$ 257	$ —	Citibank, N.A.
04/17/19	Buy	HUF	20,212	EUR	63	525	—	Citibank, N.A.
04/17/19	Buy	HUF	26,910	EUR	84	714	—	Citibank, N.A.
04/17/19	Buy	RON	555	EUR	115	1,171	—	Citibank, N.A.
04/17/19	Buy	HUF	40,411	EUR	127	1,046	—	Citibank, N.A.
04/17/19	Buy	CHF	184	EUR	164	—	(1,785)	Citibank, N.A.
						$3,713	$(1,785)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
COP	950,000	12/12/23	5.530%	1 Day COOIS(2)(Q)	$—	$ 4,578	$ 4,578
PLN	3,430	09/21/22	2.312%	6 Month WIBOR(2)(S)	—	15,975	15,975
					$—	$20,553	$20,553

(2)	The Series pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$170,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Sovereign Bonds
Angola	$ —	$ 222,995	$—
Argentina	—	481,663	—
Bahrain	—	207,500	—
Brazil	—	7,441,573	—
Chile	—	2,036,617	—
Colombia	—	3,068,008	—
Czech Republic	—	2,731,065	—
Ecuador	—	274,742	—
Egypt	—	214,386	—
El Salvador	—	131,400	—
Gabon	—	191,120	—
Greece	—	193,555	—
Hungary	—	2,383,748	—
Indonesia	—	5,953,973	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Iraq	$ —	$ 279,149	$—
Ivory Coast	—	238,225	—
Kenya	—	199,580	—
Malaysia	—	4,083,980	—
Mexico	—	4,934,505	—
Nigeria	—	230,000	—
Pakistan	—	392,080	—
Peru	—	1,866,649	—
Philippines	—	91,729	—
Poland	—	3,138,125	—
Romania	—	1,301,595	—
Russia	—	3,135,962	—
Singapore	—	654,019	—
South Africa	—	6,008,919	—
Sri Lanka	—	200,967	—
Thailand	—	3,453,005	—
Turkey	—	3,167,113	—
Ukraine	—	313,502	—
Uruguay	—	150,893	—
Corporate Bonds
Brazil	—	299,891	—
Indonesia	—	417,022	—
Jamaica	—	192,042	—
Mexico	—	1,183,994	—
Russia	—	202,290	—
South Africa	—	230,254	—
Supranational Bank	—	964,792	—

Affiliated Mutual Fund	1,293,163	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	124,172	—
OTC Cross Currency Exchange Contracts	—	1,928	—
Centrally Cleared Interest Rate Swap Agreements	—	20,553	—
Total	$1,293,163	$63,009,280	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:
Sovereign Bonds	90.2%
Affiliated Mutual Fund	2.0
Oil & Gas	1.6
Multi-National	1.5%
Telecommunications	1.3
Electric	0.3

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Mining	0.3%
Banks	0.3
97.5
Other assets in excess of liabilities	2.5
100.0%

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 95.3%
Common Stocks
Argentina 7.9%
MercadoLibre, Inc.	3,618	$ 1,316,952
Brazil 5.4%
Lojas Renner SA	34,337	428,365
Pagseguro Digital Ltd. (Class A Stock)*	12,367	266,756
Raia Drogasil SA	11,756	199,845
		894,966
Chile 2.2%
Sociedad Quimica y Minera de Chile SA, ADR(a)	8,367	356,936
China 36.0%
Alibaba Group Holding Ltd., ADR*(a)	7,625	1,284,736
Baidu, Inc., ADR*	1,210	208,882
BeiGene Ltd., ADR*(a)	1,557	201,600
Ctrip.com International Ltd., ADR*	6,828	227,372
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	30,685	138,178
Hua Medicine, 144A*	76,861	80,165
HUYA, Inc., ADR*	9,789	205,373
Innovent Biologics, Inc., 144A*	30,917	77,637
iQIYI, Inc., ADR*(a)	12,335	248,180
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	38,610	340,255
Kweichow Moutai Co. Ltd. (Class A Stock)	6,550	675,685
Meituan Dianping (Class B Stock)*(a)	36,301	248,894
Shanghai Junshi Biosciences Co. Ltd., 144A*	24,891	66,929
Tencent Holdings Ltd.	31,031	1,381,432
Wuxi Biologics Cayman, Inc., 144A*	67,235	584,871
		5,970,189
India 22.1%
Ashok Leyland Ltd.	213,565	245,356
Asian Paints Ltd.	21,320	426,436
Biocon Ltd.	73,147	669,426
Eicher Motors Ltd.	729	195,563
Godrej Consumer Products Ltd.	46,369	463,471
HDFC Bank Ltd., ADR	4,201	412,622
MakeMyTrip Ltd.*	25,070	667,363
Maruti Suzuki India Ltd.	4,243	397,621
Titan Co. Ltd.	13,692	192,401
		3,670,259

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia 7.3%
Ace Hardware Indonesia Tbk PT	5,467,747	$ 666,746
Mitra Adiperkasa Tbk PT	7,634,990	549,951
		1,216,697
Macau 1.9%
Sands China Ltd.	64,283	308,524
Malaysia 1.7%
IHH Healthcare Bhd	205,448	280,912
Mexico 1.5%
Arca Continental SAB de CV	43,861	254,488
Peru 1.9%
Credicorp Ltd.	1,310	318,042
Russia 1.3%
X5 Retail Group NV, GDR	8,207	216,703
South Korea 1.2%
Samsung SDI Co. Ltd.	938	189,194
Thailand 4.9%
CP ALL PCL	240,542	599,529
Kasikornbank PCL, NVDR	32,846	210,386
		809,915

Total Long-Term Investments (cost $12,356,306)		15,803,777

Short-Term Investments 20.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,052,380	1,052,380

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $2,349,880; includes $2,344,474 of cash collateral for securities on loan)(b)(w)	2,350,008	$ 2,350,478

Total Short-Term Investments (cost $3,402,260)		3,402,858

TOTAL INVESTMENTS 115.8% (cost $15,758,566)		19,206,635
Liabilities in excess of other assets (15.8)%		(2,613,598)

Net Assets 100.0%		$ 16,593,037

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,323,128; cash collateral of $2,344,474 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$ 1,316,952	$ —	$—
Brazil	894,966	—	—
Chile	356,936	—	—
China	2,443,072	3,527,117	—
India	1,079,985	2,590,274	—
Indonesia	—	1,216,697	—
Macau	—	308,524	—
Malaysia	—	280,912	—
Mexico	254,488	—	—

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Peru	$ 318,042	$ —	$—
Russia	—	216,703	—
South Korea	—	189,194	—
Thailand	—	809,915	—

Affiliated Mutual Funds	3,402,858	—	—
Total	$10,067,299	$9,139,336	$—
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:
Internet & Direct Marketing Retail	22.5%
Affiliated Mutual Funds (14.1% represents investments purchased with collateral from securities on loan)	20.5
Interactive Media & Services	9.6
Food & Staples Retailing	6.1
Biotechnology	6.1
Multiline Retail	5.9
Banks	5.7
Beverages	5.6
Chemicals	4.8
Specialty Retail	4.0
Automobiles	3.6
Life Sciences Tools & Services	3.5
Personal Products	2.8
Entertainment	2.7%
Pharmaceuticals	2.6
Electronic Equipment, Instruments & Components	2.0
Hotels, Restaurants & Leisure	1.9
Health Care Providers & Services	1.7
IT Services	1.6
Machinery	1.5
Textiles, Apparel & Luxury Goods	1.1
115.8
Liabilities in excess of other assets	(15.8)
100.0%

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks
Australia 4.9%
Atlas Arteria Ltd.	176,680	$ 853,899
Cleanaway Waste Management Ltd.	364,252	478,626
Transurban Group	105,958	938,215
		2,270,740
Brazil 0.5%
Rumo SA*	43,874	236,380
Canada 4.7%
Enbridge, Inc.	34,954	1,277,173
Pembina Pipeline Corp.	25,309	901,507
		2,178,680
China 2.6%
China Tower Corp. Ltd. (Class H Stock), 144A*	3,535,390	761,500
Guangdong Investment Ltd.	230,545	441,254
		1,202,754
France 8.9%
Aeroports de Paris	4,156	796,735
Eiffage SA	10,772	1,011,100
Getlink SE	77,039	1,127,701
Vinci SA	13,740	1,210,845
		4,146,381
Germany 3.8%
E.ON SE	69,909	775,481
RWE AG	40,891	1,013,482
		1,788,963
Italy 9.0%
Atlantia SpA	54,149	1,281,466
Enav SpA, 144A	141,604	726,096
Enel SpA	172,269	1,044,995
Italgas SpA	184,543	1,117,786
		4,170,343

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico 1.0%
CFE Capital S de RL de CV, REIT	518,289	$ 453,992
New Zealand 1.6%
Auckland International Airport Ltd.	148,016	750,859
Spain 7.3%
Cellnex Telecom SA, 144A*	27,578	777,314
Ferrovial SA	67,501	1,530,582
Iberdrola SA	128,196	1,057,819
Iberdrola SA*	3,027	24,980
		3,390,695
United Kingdom 2.0%
National Grid PLC	87,337	948,925
United States 51.4%
American Electric Power Co., Inc.	17,892	1,415,615
American Tower Corp., REIT	4,596	794,373
Cheniere Energy, Inc.*	22,477	1,475,615
CSX Corp.	10,399	683,214
Dominion Energy, Inc.	16,667	1,170,690
Edison International	12,686	722,721
Equinix, Inc., REIT	1,719	677,286
Evergy, Inc.	24,246	1,389,781
Exelon Corp.	29,139	1,391,679
FirstEnergy Corp.	43,024	1,686,541
Kinder Morgan, Inc.	41,002	742,136
NextEra Energy, Inc.	14,546	2,603,443
NRG Energy, Inc.	11,418	467,110
ONEOK, Inc.	27,306	1,753,318
Republic Services, Inc.	9,833	754,290
Sempra Energy	10,178	1,190,623
Targa Resources Corp.	5,701	245,200
Union Pacific Corp.	10,815	1,720,342
Vistra Energy Corp.*	28,036	703,984
Waste Connections, Inc.	9,847	822,815
Williams Cos., Inc. (The)	54,140	1,457,990
		23,868,766

Total Long-Term Investments (cost $38,015,215)		45,407,478

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 4.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,891,626)(w)	1,891,626	$ 1,891,626

TOTAL INVESTMENTS 101.8% (cost $39,906,841)		47,299,104
Liabilities in excess of other assets (1.8)%		(824,965)

Net Assets 100.0%		$ 46,474,139

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 2,270,740	$—
Brazil	236,380	—	—
Canada	2,178,680	—	—
China	—	1,202,754	—
France	—	4,146,381	—
Germany	—	1,788,963	—
Italy	—	4,170,343	—
Mexico	453,992	—	—
New Zealand	—	750,859	—
Spain	—	3,390,695	—
United Kingdom	—	948,925	—
United States	23,868,766	—	—

Affiliated Mutual Fund	1,891,626	—	—
Total	$28,629,444	$18,669,660	$—

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:
Electric Utilities	24.3%
Oil, Gas & Consumable Fuels	16.9
Transportation Infrastructure	14.0
Multi-Utilities	10.9
Construction & Engineering	8.1
Road & Rail	5.7
Commercial Services & Supplies	4.4
Affiliated Mutual Fund	4.1
Diversified Telecommunication Services	3.3
Equity Real Estate Investment Trusts (REITs)	3.2
Independent Power & Renewable Electricity Producers	2.5%
Gas Utilities	2.4
Banks	1.0
Water Utilities	1.0
101.8
Liabilities in excess of other assets	(1.8)
100.0%

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Argentina 1.6%
MercadoLibre, Inc.(a)	76,054	$ 27,683,656
Canada 2.6%
Shopify, Inc. (Class A Stock)*(a)	272,895	45,974,621
China 8.3%
Alibaba Group Holding Ltd., ADR*(a)	271,817	45,798,446
Tencent Holdings Ltd.	2,265,846	100,870,462
		146,668,908
France 8.4%
Kering SA	39,038	19,624,243
LVMH Moet Hennessy Louis Vuitton SE	162,222	52,040,836
Remy Cointreau SA	192,192	22,339,931
Safran SA	422,144	55,442,390
		149,447,400
Germany 3.3%
Wirecard AG	345,266	57,510,395
India 1.8%
HDFC Bank Ltd., ADR	321,405	31,568,399
Italy 2.9%
Ferrari NV	414,199	51,710,021
Japan 1.2%
Keyence Corp.	40,745	20,986,755
Netherlands 4.9%
Adyen NV, 144A*(a)	98,851	73,504,974
ASML Holding NV	73,717	12,932,239
		86,437,213
Switzerland 3.8%
Givaudan SA	13,073	31,584,655
Straumann Holding AG	50,172	36,505,877
		68,090,532

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 60.0%
Adobe, Inc.*	56,178	$ 13,922,032
Alphabet, Inc. (Class A Stock)*	34,784	39,162,958
Amazon.com, Inc.*	61,247	105,267,056
Boeing Co. (The)	197,843	76,292,218
Edwards Lifesciences Corp.*(a)	321,783	54,838,259
Eli Lilly & Co.	460,310	55,172,757
Facebook, Inc. (Class A Stock)*	253,744	42,296,587
Illumina, Inc.*	130,655	36,555,962
Intuitive Surgical, Inc.*	97,495	51,052,282
Mastercard, Inc. (Class A Stock)	309,504	65,345,580
Merck & Co., Inc.	518,114	38,563,225
Netflix, Inc.*	211,886	71,935,297
NIKE, Inc. (Class B Stock)	830,163	67,973,746
PayPal Holdings, Inc.*	385,667	34,231,803
salesforce.com, Inc.*	283,963	43,153,857
Square, Inc. (Class A Stock)*(a)	509,655	36,363,884
Tesla, Inc.*(a)	146,253	44,902,596
UnitedHealth Group, Inc.	286,792	77,491,198
Vertex Pharmaceuticals, Inc.*	274,051	52,319,076
Workday, Inc. (Class A Stock)*(a)	304,635	55,300,392
		1,062,140,765

Total Long-Term Investments (cost $1,477,039,070)		1,748,218,665

Short-Term Investments 16.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	43,603,318	43,603,318
PGIM Institutional Money Market Fund (cost $254,709,319; includes $254,240,161 of cash collateral for securities on loan)(b)(w)	254,705,405	254,756,346

Total Short-Term Investments (cost $298,312,637)		298,359,664

TOTAL INVESTMENTS 115.7% (cost $1,775,351,707)		2,046,578,329
Liabilities in excess of other assets (15.7)%		(276,982,322)

Net Assets 100.0%		$ 1,769,596,007

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $253,089,763; cash collateral of $254,240,161 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$ 27,683,656	$ —	$—
Canada	45,974,621	—	—
China	45,798,446	100,870,462	—
France	—	149,447,400	—
Germany	—	57,510,395	—
India	31,568,399	—	—
Italy	—	51,710,021	—
Japan	—	20,986,755	—
Netherlands	—	86,437,213	—
Switzerland	—	68,090,532	—
United States	1,062,140,765	—	—

Affiliated Mutual Funds	298,359,664	—	—
Total	$1,511,525,551	$535,052,778	$—
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:
IT Services	17.8%
Affiliated Mutual Funds (14.4% represents investments purchased with collateral from securities on loan)	16.9
Interactive Media & Services	10.3
Internet & Direct Marketing Retail	10.1
Health Care Equipment & Supplies	8.0
Textiles, Apparel & Luxury Goods	7.8
Aerospace & Defense	7.4
Software	6.3%
Automobiles	5.4
Pharmaceuticals	5.3
Health Care Providers & Services	4.4
Entertainment	4.1
Biotechnology	3.0
Life Sciences Tools & Services	2.1
Chemicals	1.8

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Banks	1.8%
Beverages	1.3
Electronic Equipment, Instruments & Components	1.2
Semiconductors & Semiconductor Equipment	0.7
115.7
Liabilities in excess of other assets	(15.7)
100.0%

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.0%
Common Stocks 93.9%
Argentina 1.7%
MercadoLibre, Inc.	21,263	$ 7,739,732
Australia 2.5%
Cochlear Ltd.	83,019	11,655,848
Canada 3.3%
Shopify, Inc. (Class A Stock)*	89,659	15,104,852
China 12.9%
Alibaba Group Holding Ltd., ADR*(a)	93,602	15,771,001
Kweichow Moutai Co. Ltd. (Class A Stock)	123,577	12,747,957
Tencent Holdings Ltd.	687,639	30,612,170
		59,131,128
France 23.9%
Airbus SE	103,026	11,842,483
Dassault Systemes SE	130,702	16,433,616
Kering SA	17,297	8,695,131
L’Oreal SA	80,084	19,322,860
LVMH Moet Hennessy Louis Vuitton SE	44,515	14,280,417
Pernod Ricard SA	77,679	12,908,467
Remy Cointreau SA	79,941	9,292,147
Safran SA	128,738	16,907,838
		109,682,959
Germany 5.8%
Infineon Technologies AG	234,459	5,213,042
Wirecard AG	129,581	21,584,096
		26,797,138
Hong Kong 1.2%
Techtronic Industries Co. Ltd.	918,096	5,367,241
India 4.5%
HDFC Bank Ltd., ADR	152,458	14,974,425
Maruti Suzuki India Ltd.	57,982	5,433,621
		20,408,046

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy 7.0%
Brunello Cucinelli SpA	387,023	$ 14,019,631
Ferrari NV	123,507	15,419,037
PRADA SpA	857,034	2,845,923
		32,284,591
Japan 1.5%
Keyence Corp.	13,680	7,046,234
Netherlands 6.3%
Adyen NV, 144A*	27,132	20,175,183
ASML Holding NV	48,665	8,537,344
		28,712,527
Sweden 1.7%
Hexagon AB (Class B Stock)	154,257	7,555,182
Switzerland 10.5%
Givaudan SA	5,985	14,459,891
Novartis AG	183,895	16,068,977
Straumann Holding AG	24,116	17,547,152
		48,076,020
United Kingdom 7.0%
Ashtead Group PLC	381,572	9,654,746
AstraZeneca PLC	193,241	14,057,324
St. James’s Place PLC	692,489	8,538,131
		32,250,201
United States 4.1%
Lululemon Athletica, Inc.*	127,508	18,846,958
Total Common Stocks (cost $397,152,577)		430,658,657

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 3.1%
Germany
Sartorius AG (PRFC) (cost $9,768,230)	94,673	$ 14,207,818

Total Long-Term Investments (cost $406,920,807)		444,866,475

Short-Term Investments 6.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	11,914,193	11,914,193
PGIM Institutional Money Market Fund (cost $15,935,191; includes $15,930,720 of cash collateral for securities on loan)(b)(w)	15,932,005	15,935,191

Total Short-Term Investments (cost $27,849,384)		27,849,384

TOTAL INVESTMENTS 103.1% (cost $434,770,191)		472,715,859
Liabilities in excess of other assets (3.1)%		(14,113,010)

Net Assets 100.0%		$ 458,602,849

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,770,664; cash collateral of $15,930,720 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$ 7,739,732	$ —	$—
Australia	—	11,655,848	—
Canada	15,104,852	—	—
China	15,771,001	43,360,127	—
France	—	109,682,959	—
Germany	—	26,797,138	—
Hong Kong	—	5,367,241	—
India	14,974,425	5,433,621	—
Italy	—	32,284,591	—
Japan	—	7,046,234	—
Netherlands	—	28,712,527	—
Sweden	—	7,555,182	—
Switzerland	—	48,076,020	—
United Kingdom	—	32,250,201	—
United States	18,846,958	—	—
Preferred Stock
Germany	—	14,207,818	—

Affiliated Mutual Funds	27,849,384	—	—
Total	$100,286,352	$372,429,507	$—
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Textiles, Apparel & Luxury Goods	12.7%
IT Services	12.4
Health Care Equipment & Supplies	9.4
Beverages	7.6
Interactive Media & Services	6.7
Pharmaceuticals	6.6
Aerospace & Defense	6.3
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	6.1
Internet & Direct Marketing Retail	5.1
Automobiles	4.6
Personal Products	4.2
Software	3.6
Banks	3.3%
Electronic Equipment, Instruments & Components	3.2
Chemicals	3.2
Semiconductors & Semiconductor Equipment	3.0
Trading Companies & Distributors	2.1
Capital Markets	1.8
Household Durables	1.2
103.1
Liabilities in excess of other assets	(3.1)
100.0%

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks 97.3%
Australia 4.6%
AGL Energy Ltd.	96,027	$ 1,494,449
BHP Group Ltd.	33,843	858,144
BHP Group PLC	22,181	494,890
BlueScope Steel Ltd.	92,464	839,046
CIMIC Group Ltd.	37,742	1,228,360
Goodman Group, REIT	163,468	1,386,537
Macquarie Group Ltd.	22,836	1,933,210
Magellan Financial Group Ltd.	15,476	321,050
Rio Tinto Ltd.	4,344	273,656
Rio Tinto PLC	34,589	1,905,737
Stockland, REIT	32,981	90,750
WPP AUNZ Ltd.	336,587	134,721
		10,960,550
Austria 0.4%
Raiffeisen Bank International AG	3,258	86,148
Wienerberger AG	35,131	787,420
		873,568
Belgium 0.1%
UCB SA	2,506	217,402
Brazil 2.3%
Banco Bradesco SA	12,300	135,775
Banco do Brasil SA	51,900	737,973
Banco Santander Brasil SA, UTS	127,900	1,685,719
Engie Brasil Energia SA	151,125	1,734,092
Petroleo Brasileiro SA	40,600	328,945
SLC Agricola SA	33,800	410,545
Transmissora Alianca de Energia Eletrica SA, UTS	65,500	461,905
		5,494,954
Canada 6.2%
Alimentation Couche-Tard, Inc. (Class B Stock)	5,100	277,056
Bank of Montreal	7,300	534,354
Canada Goose Holdings, Inc.*	6,000	308,642
Canadian Imperial Bank of Commerce	5,100	432,430
Canadian National Railway Co.	23,100	1,927,710
Canadian Pacific Railway Ltd.	7,300	1,496,224
Constellation Software, Inc.	200	149,263

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Corus Entertainment, Inc. (Class B Stock)	162,500	$ 688,858
Genworth MI Canada, Inc.	10,100	343,674
Husky Energy, Inc.	55,200	654,947
Loblaw Cos. Ltd.	2,400	116,224
Rogers Communications, Inc. (Class B Stock)	2,600	140,651
Royal Bank of Canada	34,900	2,656,644
Shopify, Inc. (Class A Stock)*	1,000	168,332
Suncor Energy, Inc.	6,300	203,199
Teck Resources Ltd. (Class B Stock)	66,400	1,617,109
Toronto-Dominion Bank (The)	51,500	2,900,415
		14,615,732
Chile 0.2%
Colbun SA	2,233,388	507,433
China 7.9%
Alibaba Group Holding Ltd., ADR*(a)	6,100	1,027,789
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,500	722,607
Asia Cement China Holdings Corp.	646,000	467,823
Bank of Jiangsu Co. Ltd. (Class A Stock)	99,200	91,909
Bank of Shanghai Co. Ltd. (Class A Stock)	78,200	134,581
China BlueChemical Ltd. (Class H Stock)	1,676,000	547,121
China Communications Services Corp. Ltd. (Class H Stock)	1,400,000	1,314,570
China International Travel Service Corp. Ltd. (Class A Stock)	12,100	98,631
China Petroleum & Chemical Corp. (Class H Stock)	1,704,000	1,437,089
China Railway Group Ltd. (Class H Stock)	106,000	99,389
China Resources Land Ltd.	36,000	141,119
China Shenhua Energy Co. Ltd. (Class H Stock)	39,500	100,184
China Unicom Hong Kong Ltd.	1,126,000	1,292,268
China United Network Communications Ltd. (Class A Stock)	153,600	121,899
Chlitina Holding Ltd.	96,000	916,718
CITIC Ltd.	775,000	1,177,188
CITIC Telecom International Holdings Ltd.	890,000	323,868
CNOOC Ltd.	883,000	1,485,348
Country Garden Holdings Co. Ltd.	90,000	128,411
Daqin Railway Co. Ltd. (Class A Stock)	101,800	130,057
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class A Stock)	16,000	80,055
Jinke Properties Group Co. Ltd. (Class A Stock)	128,200	109,656
PetroChina Co. Ltd. (Class H Stock)	246,000	159,253
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	59,000	576,113
Poly Property Group Co. Ltd.	1,991,000	706,125
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	165,000	92,973

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Powerlong Real Estate Holdings Ltd.	291,000	$ 129,303
Sany Heavy Industry Co. Ltd. (Class A Stock)	94,200	128,408
Shougang Fushan Resources Group Ltd.	2,122,000	450,830
Sinotruk Hong Kong Ltd.(a)	722,000	1,340,619
Tencent Holdings Ltd.	35,900	1,598,189
Weichai Power Co. Ltd. (Class H Stock)	902,000	1,215,288
Yuexiu Transport Infrastructure Ltd.	464,000	358,394
		18,703,775
Colombia 0.5%
Ecopetrol SA	1,310,210	1,240,585
Denmark 0.7%
DSV A/S	2,177	173,733
H. Lundbeck A/S	3,114	136,709
Novo Nordisk A/S (Class B Stock)	21,501	1,006,032
Scandinavian Tobacco Group A/S, 144A	32,739	423,852
		1,740,326
Finland 0.3%
Neste OYJ	3,531	323,268
Nordea Bank Abp	35,453	322,378
		645,646
France 5.8%
AXA SA	41,981	975,042
Dassault Systemes SE	1,544	194,133
Eutelsat Communications SA	4,454	94,405
Hermes International	1,024	615,906
Kering SA	3,349	1,683,529
Klepierre SA, REIT	2,804	96,340
LVMH Moet Hennessy Louis Vuitton SE	7,755	2,487,805
Peugeot SA	58,551	1,479,275
Sanofi	31,135	2,705,465
Teleperformance	3,309	570,276
Thales SA	1,231	136,460
TOTAL SA	14,224	780,388
Vinci SA	20,238	1,783,484
		13,602,508

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany 4.9%
adidas AG	454	$ 108,088
Allianz SE	12,622	2,676,999
Amadeus Fire AG	1,263	126,304
AURELIUS Equity Opportunities SE & Co. KGaA(a)	10,928	469,999
Bayer AG	4,850	367,525
Deutsche Lufthansa AG	39,707	1,003,269
Deutsche Pfandbriefbank AG, 144A	58,265	658,698
Deutsche Telekom AG	109,187	1,776,361
Henkel AG & Co. KGaA	1,391	127,678
Infineon Technologies AG	67,864	1,508,911
MTU Aero Engines AG	632	136,386
Nemetschek SE	5,349	686,666
Siltronic AG	7,630	759,779
Sixt SE	6,638	604,631
Wirecard AG	3,762	626,630
		11,637,924
Greece 0.2%
Hellenic Telecommunications Organization SA	7,708	96,422
Motor Oil Hellas Corinth Refineries SA	19,247	479,148
		575,570
Hong Kong 1.4%
CK Asset Holdings Ltd.	132,000	1,109,689
CK Hutchison Holdings Ltd.	32,000	323,424
Hang Seng Bank Ltd.	55,700	1,279,644
HKT Trust & HKT Ltd., (Class SS Stock)	60,000	88,450
Link REIT	24,500	269,055
NWS Holdings Ltd.	41,000	93,977
Sun Hung Kai Properties Ltd.	5,500	92,318
Swire Pacific Ltd. (Class A Stock)	8,500	100,947
		3,357,504
Hungary 0.2%
Magyar Telekom Telecommunications PLC	272,773	460,943
OTP Bank Nyrt	2,746	113,168
		574,111
India 1.3%
Endurance Technologies Ltd., 144A	11,950	193,631
Graphite India Ltd.	17,648	141,152

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
HCL Technologies Ltd.	92,006	$ 1,303,886
Jubilant Foodworks Ltd.	42,062	748,065
NIIT Technologies Ltd.	26,144	482,426
Tech Mahindra Ltd.	10,180	105,068
		2,974,228
Indonesia 1.0%
Ace Hardware Indonesia Tbk PT	5,459,600	665,753
Astra International Tbk PT	2,217,000	1,344,497
Bank Central Asia Tbk PT	112,600	227,575
		2,237,825
Ireland 0.5%
Bank of Ireland Group PLC	154,762	926,858
CRH PLC	9,625	277,361
		1,204,219
Israel 1.1%
Bank Leumi Le-Israel BM	190,122	1,254,128
CyberArk Software Ltd.*	10,200	895,152
Israel Chemicals Ltd.	15,629	90,680
Plus500 Ltd.	12,856	258,635
		2,498,595
Italy 2.3%
Enel SpA	347,428	2,107,521
Eni SpA	99,727	1,690,993
Mediobanca Banca di Credito Finanziario SpA	135,978	1,185,929
Poste Italiane SpA, 144A	49,691	427,928
		5,412,371
Japan 16.9%
Advantest Corp.	4,900	111,731
Asahi Group Holdings Ltd.	4,400	183,671
Asahi Kasei Corp.	14,800	162,186
Astellas Pharma, Inc.	115,000	1,707,696
Bandai Namco Holdings, Inc.	2,300	101,459
Capcom Co. Ltd.	6,700	143,895
Daifuku Co. Ltd.	1,700	85,252
Dai-ichi Life Holdings, Inc.	13,000	209,708

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Fast Retailing Co. Ltd.	3,700	$ 1,696,962
Hitachi Ltd.	57,200	1,797,735
Honda Motor Co. Ltd.	18,600	555,572
Hoya Corp.	23,700	1,375,660
Isuzu Motors Ltd.	25,200	374,709
ITOCHU Corp.	96,400	1,765,807
Japan Post Holdings Co. Ltd.	18,100	222,278
Japan Tobacco, Inc.	44,200	1,117,116
JXTG Holdings, Inc.	267,900	1,460,378
Kansai Electric Power Co., Inc. (The)	8,300	125,864
KDDI Corp.	60,800	1,535,066
Kirin Holdings Co. Ltd.	10,600	252,061
Marubeni Corp.	31,300	243,481
Medipal Holdings Corp.	63,800	1,474,252
Mitsubishi Chemical Holdings Corp.	187,500	1,603,382
Mitsubishi Corp.	69,600	2,035,615
Mitsubishi UFJ Financial Group, Inc.	345,300	1,847,891
Mitsui & Co. Ltd.	87,600	1,428,407
Mizuho Financial Group, Inc.	293,900	484,205
Nippon Telegraph & Telephone Corp.	44,984	1,929,105
NTT DOCOMO, Inc.	15,500	371,675
Oriental Land Co. Ltd.	2,300	235,505
ORIX Corp.	114,300	1,721,485
Recruit Holdings Co. Ltd.	12,800	342,835
Resona Holdings, Inc.	27,600	137,811
Shin-Etsu Chemical Co. Ltd.	5,600	472,706
Shionogi & Co. Ltd.	14,600	899,791
Sony Corp.	45,100	2,273,393
Sumitomo Mitsui Financial Group, Inc.	42,100	1,562,738
Sumitomo Realty & Development Co. Ltd.	2,400	91,552
Taisei Corp.	32,300	1,518,081
TIS, Inc.	10,600	475,380
Tokio Marine Holdings, Inc.	8,400	409,725
Toyota Motor Corp.	51,333	3,154,110
Toyota Tsusho Corp.	3,000	95,419
		39,793,350
Luxembourg 0.6%
ArcelorMittal	59,110	1,376,686
Macau 0.0%
Galaxy Entertainment Group Ltd.	402	2,787

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico 0.7%
America Movil SAB de CV (Class L Stock)	1,797,000	$ 1,446,265
Concentradora Fibra Danhos SA de CV, REIT	66,700	95,608
		1,541,873
Netherlands 3.0%
ABN AMRO Group NV, CVA, 144A	35,967	896,512
Aegon NV	229,735	1,182,611
ASML Holding NV	1,837	322,266
ASR Nederland NV	18,624	786,885
Koninklijke Ahold Delhaize NV	64,771	1,706,474
Royal Dutch Shell PLC (Class A Stock)	54,574	1,689,906
Royal Dutch Shell PLC (Class B Stock)	6,509	202,234
Wolters Kluwer NV	3,399	211,865
		6,998,753
New Zealand 0.3%
Auckland International Airport Ltd.	18,173	92,188
Metlifecare Ltd.	102,941	367,777
Summerset Group Holdings Ltd.	60,451	255,194
		715,159
Norway 0.5%
Aker BP ASA	2,685	89,442
DNB ASA	11,266	200,166
Salmar ASA	14,078	737,457
Telenor ASA	8,596	162,226
		1,189,291
Pakistan 0.5%
Engro Fertilizers Ltd.	615,500	338,282
Fauji Fertilizer Co. Ltd.	374,000	288,943
Oil & Gas Development Co. Ltd.	316,000	344,265
Pakistan Oilfields Ltd.	43,490	148,953
		1,120,443
Peru 0.1%
Credicorp Ltd.	800	194,224
Philippines 0.5%
SM Prime Holdings, Inc.	1,567,700	1,146,649

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	10,205	$ 108,391
Powszechny Zaklad Ubezpieczen SA	102,919	1,235,350
		1,343,741
Portugal 0.4%
Sonae SGPS SA	790,744	827,109
Qatar 0.4%
Industries Qatar QSC	17,424	687,589
Qatar Navigation QSC	14,750	278,910
		966,499
Russia 1.3%
Gazprom PJSC, ADR	102,260	499,438
Lukoil PJSC, ADR	7,998	641,439
Novatek PJSC, GDR	1,121	206,119
Rosneft Oil Co. PJSC, GDR	58,456	365,992
Sberbank of Russia PJSC, ADR	70,699	959,739
Tatneft PJSC, ADR	5,629	413,056
		3,085,783
Singapore 1.4%
CapitaLand Ltd.	37,400	92,637
CapitaLand Mall Trust, REIT	348,200	621,134
United Overseas Bank Ltd.	72,100	1,352,507
Wilmar International Ltd.	540,500	1,338,999
		3,405,277
South Africa 1.6%
Adcock Ingram Holdings Ltd.	55,721	266,214
Anglo American Platinum Ltd.	2,790	134,365
Anglo American PLC	80,339	2,053,124
Astral Foods Ltd.	45,569	558,917
Kumba Iron Ore Ltd.	24,990	641,901
Old Mutual Ltd.	61,014	107,914
		3,762,435
South Korea 3.9%
Daishin Securities Co. Ltd.*	41,453	432,090
Hana Financial Group, Inc.	36,527	1,310,433

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Industrial Bank of Korea	92,160	$ 1,180,585
KB Financial Group, Inc.	28,528	1,229,627
Kia Motors Corp.	2,980	97,111
POSCO	5,979	1,468,903
Samsung C&T Corp.	917	99,119
Samsung Electro-Mechanics Co. Ltd.(a)	13,076	1,279,498
Samsung Electronics Co. Ltd.	23,940	996,051
Shinhan Financial Group Co. Ltd.	4,760	184,330
SK Hynix, Inc.	12,701	847,108
SK Telecom Co. Ltd.	407	94,096
Woori Bank	6,933	93,364
		9,312,315
Spain 1.2%
Amadeus IT Group SA	25,095	1,825,756
Endesa SA	4,388	109,684
Repsol SA	52,797	927,133
		2,862,573
Sweden 2.6%
Atlas Copco AB (Class B Stock)	5,159	123,431
ICA Gruppen AB(a)	9,195	323,070
Investor AB (Class B Stock)	32,317	1,422,882
Sandvik AB	87,418	1,396,469
Svenska Handelsbanken AB (Class A Stock)	116,494	1,267,248
Telia Co. AB	32,573	141,985
Volvo AB (Class B Stock)	100,392	1,445,917
		6,121,002
Switzerland 4.7%
Logitech International SA	23,272	851,236
Nestle SA	21,616	1,878,051
Novartis AG	42,933	3,751,540
Partners Group Holding AG	613	420,636
Roche Holding AG	14,063	3,741,384
Sonova Holding AG	682	128,011
Sunrise Communications Group AG, 144A*	2,716	229,366
Swiss Life Holding AG*	242	100,099
		11,100,323

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan 2.3%
AU Optronics Corp.	218,000	$ 84,418
Lien Hwa Industrial Corp.	645,700	637,404
President Chain Store Corp.	9,000	95,100
Radiant Opto-Electronics Corp.	271,000	776,377
Taiwan Semiconductor Manufacturing Co. Ltd.	128,000	935,787
Uni-President Enterprises Corp.	615,000	1,446,399
Walsin Lihwa Corp.	583,000	337,429
Yuanta Financial Holding Co. Ltd.	1,976,000	1,101,044
Zhen Ding Technology Holding Ltd.	37,000	96,518
		5,510,476
Thailand 1.0%
Com7 PCL (Class F Stock)	966,400	472,013
Electricity Generating PCL	96,700	810,995
Plan B Media PCL (Class F Stock)	2,837,200	564,112
SVI PCL	1,859,965	313,114
Thanachart Capital PCL	173,000	298,128
		2,458,362
Turkey 1.3%
Aygaz A/S	76,709	180,651
BIM Birlesik Magazalar A/S	10,376	181,093
Eregli Demir ve Celik Fabrikalari TAS	610,246	1,004,026
Ford Otomotiv Sanayi A/S	46,224	537,557
Tekfen Holding A/S	198,157	946,196
Turkiye Garanti Bankasi A/S	73,538	128,954
		2,978,477
United Arab Emirates 0.1%
First Abu Dhabi Bank PJSC	30,306	121,856
United Kingdom 9.5%
3i Group PLC	106,899	1,192,982
Auto Trader Group PLC, 144A	217,483	1,305,344
Berkeley Group Holdings PLC	9,360	460,989
BP PLC	84,281	574,495
British American Tobacco PLC	61,751	2,175,742
Britvic PLC	60,012	694,133
CNH Industrial NV	17,538	172,631
Coca-Cola European Partners PLC	33,700	1,603,446
Compass Group PLC	40,110	858,239
Fiat Chrysler Automobiles NV*	14,364	245,813

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
GlaxoSmithKline PLC	40,764	$ 791,749
HSBC Holdings PLC	99,115	831,432
Imperial Brands PLC	49,831	1,653,403
JD Sports Fashion PLC	139,456	849,191
Land Securities Group PLC, REIT	114,922	1,305,415
Legal & General Group PLC	438,760	1,496,223
Lloyds Banking Group PLC	835,965	637,344
Micro Focus International PLC	5,030	95,908
Pearson PLC	110,042	1,309,442
Persimmon PLC	37,821	1,180,954
Reckitt Benckiser Group PLC	8,829	679,328
RELX PLC	7,986	177,050
SSP Group PLC	88,275	773,604
Unilever NV, CVA	13,662	730,598
Unilever PLC	13,047	684,303
		22,479,758
United States 0.0%
QIAGEN NV*	2,606	96,142
Total Common Stocks (cost $212,284,728)		229,586,169
Exchange Traded Funds 1.0%
United States
iShares MSCI EAFE ETF	29,300	1,836,524
iShares MSCI Emerging Markets ETF	14,200	612,020
Total Exchange Traded Funds (cost $2,367,170)		2,448,544
Preferred Stocks 1.0%
Brazil 0.8%
Banco do Estado do Rio Grande do Sul SA (PRFC) (Class B Stock)	122,100	786,727
Petroleo Brasileiro SA (PRFC)	159,700	1,120,072
		1,906,799

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	9,682	$ 326,558
Total Preferred Stocks (cost $1,570,987)		2,233,357

Total Long-Term Investments (cost $216,222,885)		234,268,070

Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $4,594,414; includes $4,584,440 of cash collateral for securities on loan)(b)(w)	4,594,618	4,595,537

TOTAL INVESTMENTS 101.3% (cost $220,817,299)		238,863,607
Liabilities in excess of other assets (1.3)%		(2,963,223)

Net Assets 100.0%		$ 235,900,384

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,464,033; cash collateral of $4,584,440 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$ 10,960,550	$—

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Austria	$ —	$ 873,568	$—
Belgium	—	217,402	—
Brazil	5,494,954	—	—
Canada	14,615,732	—	—
Chile	507,433	—	—
China	1,027,789	17,675,986	—
Colombia	1,240,585	—	—
Denmark	—	1,740,326	—
Finland	—	645,646	—
France	—	13,602,508	—
Germany	—	11,637,924	—
Greece	—	575,570	—
Hong Kong	—	3,357,504	—
Hungary	—	574,111	—
India	—	2,974,228	—
Indonesia	—	2,237,825	—
Ireland	—	1,204,219	—
Israel	895,152	1,603,443	—
Italy	—	5,412,371	—
Japan	—	39,793,350	—
Luxembourg	—	1,376,686	—
Macau	—	2,787	—
Mexico	1,541,873	—	—
Netherlands	—	6,998,753	—
New Zealand	—	715,159	—
Norway	—	1,189,291	—
Pakistan	—	1,120,443	—
Peru	194,224	—	—
Philippines	—	1,146,649	—
Poland	—	1,343,741	—
Portugal	—	827,109	—
Qatar	—	966,499	—
Russia	2,513,672	572,111	—
Singapore	—	3,405,277	—
South Africa	—	3,762,435	—
South Korea	—	9,312,315	—
Spain	—	2,862,573	—
Sweden	—	6,121,002	—
Switzerland	—	11,100,323	—
Taiwan	—	5,510,476	—
Thailand	—	2,458,362	—
Turkey	—	2,978,477	—
United Arab Emirates	—	121,856	—
United Kingdom	1,603,446	20,876,312	—
United States	—	96,142	—
Exchange Traded Funds
United States	2,448,544	—	—

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Preferred Stocks
Brazil	$ 1,906,799	$ —	$—
South Korea	—	326,558	—

Affiliated Mutual Fund	4,595,537	—	—
Total	$38,585,740	$200,277,867	$—
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:
Banks	13.1%
Oil, Gas & Consumable Fuels	7.4
Pharmaceuticals	6.6
Metals & Mining	5.7
Insurance	4.2
Diversified Telecommunication Services	3.2
Automobiles	3.2
Food Products	3.0
Machinery	2.6
Capital Markets	2.5
Construction & Engineering	2.3
Trading Companies & Distributors	2.3
Tobacco	2.3
Semiconductors & Semiconductor Equipment	2.2
Textiles, Apparel & Luxury Goods	2.2
Affiliated Mutual Fund (1.9% represents investments purchased with collateral from securities on loan)	2.0
IT Services	2.0
Road & Rail	1.9
Household Durables	1.7
Real Estate Management & Development	1.7
Wireless Telecommunication Services	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Specialty Retail	1.6
Electronic Equipment, Instruments & Components	1.5
Food & Staples Retailing	1.5
Chemicals	1.5
Diversified Financial Services	1.4
Independent Power & Renewable Electricity Producers	1.3
Interactive Media & Services	1.2
Electric Utilities	1.2
Media	1.2
Beverages	1.2%
Hotels, Restaurants & Leisure	1.1
Software	1.1
Exchange Traded Funds	1.0
Personal Products	1.0
Technology Hardware, Storage & Peripherals	1.0
Industrial Conglomerates	0.9
Construction Materials	0.9
Health Care Providers & Services	0.9
Health Care Equipment & Supplies	0.6
Multi-Utilities	0.6
Professional Services	0.5
Internet & Direct Marketing Retail	0.4
Airlines	0.4
Thrifts & Mortgage Finance	0.4
Household Products	0.4
Electrical Equipment	0.3
Transportation Infrastructure	0.2
Aerospace & Defense	0.2
Marine	0.1
Auto Components	0.1
Gas Utilities	0.1
Entertainment	0.1
Leisure Products	0.0*
Life Sciences Tools & Services	0.0*
101.3
Liabilities in excess of other assets	(1.3)
100.0%

*	Less than +/- 0.05%

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
ADR—American Depositary Receipt
COOIS—Colombia Overnight Interbank Reference Rate

CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
GMTN—Global Medium Term Note
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
NVDR—Non-voting Depositary Receipt
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REIT(s)—Real Estate Investment Trust(s)
S—Semiannual payment frequency for swaps
UTS—Unit Trust Security
WIBOR—Warsaw Interbank Offered Rate

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Series’ Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.
Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency

Notes to Schedules of Investments (unaudited)
fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Series may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Series may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Series is available in each Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    March 14, 2019

*	Print the name and title of each signing officer under his or her signature.